UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 10/31/08

Item 1.	Schedule of Investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.7%)(a)
China (7.4%)
Consumer Discretionary (3.9%)
1,093,000	China Resources Enterprise Ltd.	2,176,126

Energy (0.5%)
430,000	China Oilfield Services Ltd., Class H	236,307

Telecommunications (3.0%)
4,734,000	China Telecom Corp. Ltd., Class H	1,684,897

		4,097,330

Hong Kong (23.3%)
Consumer Discretionary (6.7%)
316,000	Cheung Kong Holdings Ltd.	3,034,180
57,700	Esprit Holdings Ltd.	327,868
177,200	Li & Fung Ltd.	355,654

		3,717,702

Energy (1.1%)
755,500	CNOOC Ltd.	620,346

Financials (3.1%)
460,000	Hang Lung Group Ltd.	1,480,316
55,500	Wing Hang Bank Ltd.	260,375

		1,740,691

Industrials (5.5%)
437,500	Swire Pacific Ltd., Class A	3,081,296

Utilities (6.9%)
87,000	CLP Holdings Ltd.	586,744
1,829,680	Hong Kong & China Gas Co. Ltd.	3,223,604

		3,810,348

		12,970,383

India (0.8%)
Industrials (0.8%)
379,900	Hindalco Industries Ltd., GDR	464,808

Indonesia (0.7%)
Telecommunications (0.7%)
742,000	PT Telekomunikasi Indonesia	374,650

Malaysia (9.5%)
Consumer Discretionary (2.3%)
1,002,400	Genting Berhad	1,293,932

Financials (1.6%)
509,100	Bumiputra-Commerce Holdings Berhad	887,519

Industrials (5.6%)
1,932,450	IOI Corp. Berhad	1,532,696
945,600	Tenaga Nasional Berhad	1,608,170

		3,140,866

		5,322,317

Papua New Guinea (6.5%)
Metals and Mining (6.5%)
2,890,215	Lihir Gold Ltd.(b)	3,604,999
Philippines (2.8%)
Financials (1.7%)
195,978	Ayala Corp.	943,443

Telecommunications (1.1%)
9,790	Philippine Long Distance Telephone Co.	400,760
5,400	Philippine Long Distance Telephone Co., ADR	220,860

		621,620

		1,565,063

Singapore (9.8%)
Consumer Staples (1.3%)
375,000	Fraser & Neave Ltd.	707,840

Financials (3.9%)
98,000	Great Eastern Holdings Ltd.	608,794
467,346	Oversea-Chinese Banking Corp. Ltd.	1,580,607

		2,189,401

Industrials (1.6%)
281,000	Keppel Corp. Ltd.	876,367

Telecommunications (3.0%)
617,000	Singapore Telecommunications Ltd.	1,038,710
413,290	Starhub Ltd.	671,205

		1,709,915

		5,483,523

South Korea (13.6%)
Consumer Discretionary (4.1%)
8,980	LG Corp.	359,454
5,506	Shinsegae Co. Ltd.	1,932,756

		2,292,210

Financials (2.3%)
9,856	Samsung Fire & Marine Insurance Co. Ltd.	1,305,530

Information Technology (5.2%)
8,337	S1 Corp.	283,426
6,209	Samsung Electronics Co. Ltd.	2,618,041

		2,901,467

Pharmaceuticals (2.0%)
7,569	Yuhan Corp.	1,101,151

		7,600,358

Taiwan (19.7%)
Consumer Staples (3.3%)
299,000	President Chain Store Corp.	694,504
1,325,394	Uni-President Enterprises Corp.	1,133,547

		1,828,051

Electrical Components & Equipment (2.7%)
652,111	Delta Electronics, Inc.	1,480,710

Financials (0.4%)
1,063,088	E.SUN Financial Holding Co. Ltd.	247,283

Industrials (0.6%)
456,000	AU Optronics Corp.	318,579

Information Technology (8.9%)
117,160	MediaTek, Inc.	1,049,771
493,645	Powertech Technology, Inc.	697,736

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks(a), continued
Taiwan, continued
2,223,110	Taiwan Semiconductor Manufacturing Co. Ltd.	3,236,467

		4,983,974

Telecommunications (3.8%)
1,274,259	Chunghwa Telecom Co. Ltd.	2,109,424

		10,968,021

Thailand (4.6%)
Energy (1.6%)
202,100	PTT Public Co. Ltd.	917,325

Financials (1.5%)
584,600	Kasikornbank Public Co. Ltd.	850,832

Telecommunications (1.5%)
404,600	Advanced Info Service Public Co. Ltd.	814,282

		2,582,439

Total Common Stocks (Cost $76,659,555)		55,033,891

Total Investments (Cost $76,659,555)(c) — 98.7%		55,033,891
Other assets in excess of liabilities — 1.3%		732,365

NET ASSETS — 100.0%		$55,766,256

(a)	Securities were fair valued on October 31, 2008.
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $76,776,894. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$796,188
Unrealized depreciation	(22,537,191)

Net unrealized depreciation	$(21,743,003)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At October 31, 2008 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation
Short:
Philippine Peso	11/3/08	(2,005,443)	$(40,749)	$(41,018)	$(269)
	11/4/08	(386,156)	(7,853)	(7,898)	(45)
Singapore Dollars	11/4/08	(272,713)	(184,953)	(183,982)	971

Total Short Contracts			$(233,555)	$(232,898)	$657

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.0%)(a)
Australia (2.6%)
Energy (0.5%)
16,848	Woodside Petroleum Ltd.	475,865

Financials (0.6%)
40,764	Westpac Banking Corp.	559,096

Materials (1.5%)
39,762	BHP Billiton Ltd.	763,592
11,873	Rio Tinto Ltd.	613,995

		1,377,587

		2,412,548

Austria (0.5%)
Financials (0.5%)
19,349	Erste Group Bank AG	515,785

Brazil (4.2%)
Energy (1.4%)
30,302	Petroleo Brasileiro SA, ADR	814,821
22,498	Petroleo Brasileiro SA, ADR, Preferred Shares	496,531

		1,311,352

Financials (0.6%)
48,727	Banco Itau Holding Financeira SA, ADR	538,920

Materials (1.5%)
54,870	Companhia Vale do Rio Doce (CVRD), ADR	719,895
61,475	Companhia Vale do Rio Doce (CVRD), ADR, Preferred Shares	719,872

		1,439,767

Utilities (0.7%)
43,394	Companhia Energetica de Minas Gerais SA, ADR	660,023

		3,950,062

Canada (5.0%)
Energy (1.5%)
53,897	Cameco Corp.	874,209
23,731	Suncor Energy, Inc.	567,646

		1,441,855

Financials (2.3%)
19,122	Bank of Nova Scotia	637,876
18,048	IGM Financial, Inc.	545,874
47,347	Manulife Financial Corp.	951,201

		2,134,951

Telecommunications (1.2%)
39,382	Rogers Communications, Inc.	1,143,739

		4,720,545

China (5.7%)
Consumer Discretionary (1.6%)
2,118,000	Denway Motors Ltd.	528,216
51,321	Focus Media Holding Ltd., ADR (b)	950,978

		1,479,194

Energy (0.5%)
246,500	China Shenhua Energy Co. Ltd.	468,015

Financials (1.4%)
1,680,000	Agile Property Holdings Ltd.	558,250
656,000	China Construction Bank Corp., Class H	325,438
319,500	China Merchants Bank Co. Ltd.	489,505

		1,373,193

Health Care (0.3%)
11,006	China Medical Technologies, Inc.	268,216

Industrials (1.4%)
1,358,000	China Communications Construction Co. Ltd., Class H	961,936
162,000	Weichai Power Co. Ltd.	386,627

		1,348,563

Telecommunications (0.5%)
56,000	China Mobile Ltd.	493,002

		5,430,183

Denmark (0.9%)
Health Care (0.1%)
2,318	Novo Nordisk A/S, Class B	124,277

Industrials (0.8%)
17,930	Vestas Wind Systems A/S (b)	734,558

		858,835

France (10.0%)
Consumer Discretionary (1.9%)
7,581	LVMH Moet Hennessy Louis Vuitton SA	504,412
5,426	PPR	345,762
38,846	Societe Television Francaise 1	498,002
17,681	Vivendi Universal SA	462,113

		1,810,289

Consumer Staples (1.7%)
20,365	Carrefour SA	860,220
12,846	Groupe DANONE	715,195

		1,575,415

Energy (0.7%)
12,292	Total SA, ADR	681,468

Financials (1.7%)
43,945	AXA, ADR	822,211
11,120	BNP Paribas SA	802,787

		1,624,998

Industrials (0.6%)
8,849	Schneider Electric SA	530,328

Materials (0.4%)
13,932	ArcelorMittal	361,655

Telecommunications (1.2%)
13,859	Iliad SA	1,095,943

Utilities (1.8%)
13,118	Electricite de France	788,086
16,745	GDF SUEZ	745,296

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks(a), continued
France, continued
11,320	Suez Environnement SA (b)	216,394

		1,749,776

		9,429,872

Germany (7.6%)
Consumer Discretionary (1.1%)
29,790	Adidas	1,020,020

Consumer Staples (0.9%)
28,600	Henkel AG & Co. KGaA	817,630

Financials (0.9%)
11,064	Deutsche Boerse AG	869,496

Health Care (1.2%)
11,935	Bayer AG	667,488
5,431	Merck KGaA	479,841

		1,147,329

Industrials (0.4%)
6,912	Siemens AG	415,166

Information Technology (1.6%)
41,296	SAP AG, ADR	1,458,988

Materials (0.6%)
5,242	Wacker Chemie AG	570,324

Utilities (0.9%)
22,984	E.ON AG	879,516

		7,178,469

Greece (0.3%)
Financials (0.3%)
24,131	Piraeus Bank SA	306,082

Hong Kong (2.1%)
Consumer Discretionary (1.5%)
170,900	Esprit Holdings Ltd.	971,102
252,000	Li & Fung Ltd.	505,784

		1,476,886

Information Technology (0.6%)
1,449,000	Foxconn International Holdings Ltd. (b)	533,188

		2,010,074

India (2.5%)
Financials (0.6%)
8,652	HDFC Bank Ltd., ADR	567,571

Information Technology (1.9%)
61,931	Infosys Technologies Ltd., ADR	1,815,817

		2,383,388

Israel (0.9%)
Health Care (0.9%)
20,033	Teva Pharmaceutical Industries Ltd., ADR	859,015

Italy (2.4%)
Energy (2.0%)
29,335	ENI SpA	700,092
62,973	Saipem SpA	1,183,507

		1,883,599

Financials (0.4%)
166,993	UniCredito Italiano SpA	408,756

		2,292,355

Japan (15.1%)
Consumer Discretionary (1.6%)
25,500	Denso Corp.	497,111
13,400	Toyota Motor Corp.	523,388
8,840	Yamada Denki Co. Ltd.	481,260

		1,501,759

Financials (3.8%)
167,000	Bank of Yokohama Ltd. (The)	810,195
70,800	Mitsubishi UFJ Financial Group, Inc.	445,010
69,600	Nomura Holdings, Inc.	659,547
7,750	ORIX Corp.	796,421
197,000	Sumitomo Trust & Banking Co. Ltd. (The)	912,508

		3,623,681

Health Care (0.8%)
43,000	Shionogi & Co. Ltd.	731,993

Industrials (2.7%)
12,000	FANUC Ltd.	799,706
60,000	NGK Insulators Ltd.	623,326
56,000	Sumitomo Corp.	492,791
45,000	THK Co. Ltd.	616,367

		2,532,190

Information Technology (3.4%)
15,950	Canon, Inc.	558,230
7,000	Nintendo Co. Ltd.	2,249,615

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks(a), continued
Japan, continued
88,000	Yaskawa Electric Corp.	386,257

		3,194,102

Materials (1.8%)
32,600	Shin-Etsu Chemical Co. Ltd.	1,733,220

Telecommunications (1.0%)
155	KDDI Corp.	928,877

		14,245,822

Luxembourg (0.6%)
Telecommunications (0.6%)
15,307	Millicom International Cellular SA	612,280

Mexico (1.3%)
Consumer Staples (0.6%)
20,582	Wal-Mart de Mexico SA de CV, ADR	547,481

Telecommunications (0.7%)
21,144	America Movil SAB de CV, Series L	654,196

		1,201,677

Netherlands (0.6%)
Industrials (0.6%)
29,174	Koninklijke (Royal) Philips Electronics NV	539,719

Norway (1.2%)
Energy (0.6%)
72,997	Subsea 7, Inc. (b)	580,612

Industrials (0.6%)
54,026	Renewable Energy Corp. AS (b)	510,052

		1,090,664

Russia (2.5%)
Energy (1.9%)
8,980	LUKOIL, ADR	348,424
69,941	OAO Gazprom, ADR	1,387,629

		1,736,053

Materials (0.6%)
9,461	Evraz Group SA, GDR (c)	145,700
43,196	JSC MMC Norilsk Nickel, ADR	451,398

		597,098

		2,333,151

Singapore (1.3%)
Financials (0.7%)
88,000	DBS Group Holdings Ltd.	671,974

Industrials (0.6%)
176,000	Keppel Corp. Ltd.	548,899

		1,220,873

South Africa (0.7%)
Telecommunications (0.7%)
60,700	MTN Group Ltd.	682,487
South Korea (2.0%)
Financials (0.3%)
11,634	KB Financial Group, Inc. (b)	288,416

Information Technology (1.7%)
3,691	Samsung Electronics Co. Ltd.	1,556,320

		1,844,736

Spain (3.3%)
Financials (2.3%)
62,951	Banco Bilbao Vizcaya Argentaria SA	730,546
137,640	Banco Santander Central Hispano SA	1,488,429

		2,218,975

Telecommunications (1.0%)
49,220	Telefonica SA	911,201

		3,130,176

Switzerland (10.3%)
Consumer Staples (2.0%)
49,060	Nestle SA	1,908,454

Financials (1.8%)
44,977	Credit Suisse Group	1,682,444

Health Care (5.6%)
4,573	Lonza Group AG, Registered Shares	379,657
47,536	Nobel Biocare Holding AG	816,888
36,263	Novartis AG	1,841,273
14,947	Roche Holding AG, Genusschien	2,286,587

		5,324,405

Industrials (0.6%)
41,766	ABB Ltd.	548,205

Materials (0.3%)
1,490	Syngenta AG	278,627

		9,742,135

Taiwan (0.7%)
Information Technology (0.7%)
483,929	Taiwan Semiconductor Manufacturing Co. Ltd.	704,518

United Kingdom (13.7%)
Consumer Discretionary (0.5%)
76,615	British Sky Broadcasting Group PLC	466,132

Consumer Staples (2.2%)
11,665	Reckitt Benckiser Group PLC	493,323
299,242	Tesco PLC	1,639,236

		2,132,559

Energy (0.6%)
38,235	BG Group PLC	562,087

Financials (4.7%)
75,709	HSBC Holdings PLC	901,228
209,472	ICAP PLC	1,043,564
137,593	Man Group PLC	794,224
137,750	Prudential Corp. PLC	691,819
58,868	Standard Chartered PLC	972,709

		4,403,544

Health Care (1.5%)
151,598	Smith & Nephew PLC	1,387,791

Information Technology (1.8%)
389,387	ARM Holdings PLC	606,977
68,144	Autonomy Corp. PLC (b)	1,080,241

		1,687,218

Materials (1.6%)
51,168	BHP Billiton Ltd. PLC	868,678

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks(a), continued
United Kingdom, continued
49,033	Vedanta Resources PLC	678,910

		1,547,588

Telecommunications (0.8%)
37,706	Vodafone Group PLC, ADR	726,595

		12,913,514

Total Common Stocks (Cost $145,515,448)		92,608,965

Exchange Traded Funds (0.3%)
United States (0.3%)
Equity Fund (0.3%)
6,340	iShares MSCI EAFE Index Fund	282,891
1,888	iShares MSCI Emerging Markets Index Fund	48,125

Total Exchange Traded Funds (Cost $274,512)		331,016

Investment Companies (1.1%)
1,035,865	Victory Federal Money Market Fund, Investor Shares, 0.50% (d)	1,035,865
Total Investment Companies (Cost $1,035,865)		1,035,865

Total Investments (Cost $146,825,825) (e) — 99.4%		93,975,846
Other assets in excess of liabilities — 0.6%		562,066

NET ASSETS — 100.0%		$94,537,912

(a)	Securities, except for Canadian securities, were fair valued on October 31, 2008.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(e)	Cost for federal income tax purposes is $149,517,819. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	926,999
Unrealized depreciation	(56,468,972)

Net unrealized depreciation	$(55,541,973)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Liability Co.

At October 31, 2008 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation
Short:
British Pound	11/3/08	(229,733)	$(366,378)	$(369,569)	$(3,191)
	11/4/08	(6,210)	(10,070)	(9,990)	80

Total Short Contracts			$(376,448)	$(379,559)	$(3,111)

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.3%)
Commercial Services (2.8%)
9,000	Arbitron, Inc.	293,220
17,212	ATC Technology Corp. (a)	377,459
22,400	Corinthian Colleges, Inc. (a)	319,872
13,700	GATX Corp.	391,135
18,547	Heartland Payment Systems, Inc.	322,903
23,000	Houston Wire & Cable Co.	264,960
73,300	Navigant Consulting, Inc. (a)	1,185,261
18,000	NutriSystem, Inc.	254,700
32,500	On Assignment, Inc. (a)	211,250
27,521	United Rentals, Inc. (a)	282,090
41,222	Watson Wyatt & Co. Holdings	1,750,699
10,100	WESCO International, Inc. (a)	200,788

		5,854,337

Consumer Discretionary (12.2%)
7,500	Aaron Rents, Inc.	185,925
47,134	Aeropostale, Inc. (a)	1,141,114
22,200	AgFeed Industries, Inc. (a)	97,236
17,350	AnnTaylor Stores Corp. (a)	218,090
19,743	Apogee Enterprises, Inc.	194,666
56,836	Bare Escentuals, Inc. (a)	237,574
10,171	Barnes & Noble, Inc.	192,028
26,900	Big Lots, Inc. (a)	657,167
4,100	Bio-Rad Laboratories, Inc., Class A (a)	350,058
32,307	Blyth, Inc.	277,840
22,735	Buckeye Technologies, Inc. (a)	133,909
25,726	Cato Corp. (The)	399,268
9,572	CEC Entertainment, Inc. (a)	245,809
25,470	Charlotte Russe Holding, Inc. (a)	215,222
6,800	Chattem, Inc. (a)	514,556
14,957	Choice Hotels International, Inc.	408,924
7,700	Consolidated Graphics, Inc. (a)	100,177
14,400	CPI Corp.	105,120
14,086	Deckers Outdoor Corp. (a)	1,195,338
6,900	DeVry, Inc.	391,161
24,300	DSW, Inc. (a)	314,199
24,110	Elizabeth Arden, Inc. (a)	416,862
23,100	Fresh Del Monte Produce, Inc. (a)	487,641
22,700	Fuel Systems Solutions, Inc. (a)	645,815
18,438	Genesco, Inc.	457,447
9,572	Gymboree Corp. (The) (a)	247,532
17,350	Helen of Troy Ltd. (a)	312,126
24,300	Herman Miller, Inc.	534,600
78,700	Hot Topic, Inc. (a)	509,976
8,353	International Speedway Corp., Class A	262,201
14,027	ITT Educational Services, Inc. (a)	1,229,467
9,048	Jack in the Box, Inc. (a)	181,865
46,649	JAKKS Pacific, Inc. (a)	1,043,538
6,000	Jo-Ann Stores, Inc. (a)	114,960
23,800	Jos. A. Bank Clothiers, Inc. (a)	606,186
18,547	Knoll, Inc.	268,190
31,300	Korn/Ferry International (a)	434,757
16,961	Live Nation, Inc. (a)	190,811
34,400	Manpower, Inc.	1,070,872
70,979	Martha Stewart Living Omnimedia, Inc., Class A (a)	371,220
12,500	Marvel Entertainment, Inc. (a)	402,375
19,600	Meritage Homes Corp. (a)	269,108
27,253	Movado Group, Inc.	414,518
16,883	Netflix, Inc. (a)	418,023
10,800	Pactiv Corp. (a)	254,448
11,367	Papa John’s International, Inc. (a)	256,440
13,700	PeopleSupport, Inc. (a)	167,825
13,760	Polaris Industries, Inc.	463,299
10,000	Pre-Paid Legal Services, Inc. (a)	394,800
29,800	Prestige Brands Holdings, Inc. (a)	205,918
11,367	RC2 Corp. (a)	144,361
46,067	Rent-A-Center, Inc. (a)	672,578
14,713	Skechers USA, Inc., Class A (a)	199,803
76,136	Source Interlink Cos., Inc. (a)	28,170
27,643	Steven Madden Ltd. (a)	602,065
2,200	Strayer Education, Inc.	497,794
13,764	Tenneco, Inc. (a)	67,581
41,200	True Religion Apparel, Inc. (a)	690,100
6,500	United Stationers, Inc. (a)	243,035
35,700	Valassis Communications, Inc. (a)	158,508
18,700	Warnaco Group, Inc. (The) (a)	557,447
54,900	WMS Industries, Inc. (a)	1,372,500
15,555	Wolverine World Wide, Inc.	365,542

		25,807,685

Consumer Staples (6.9%)
22,400	99 Cents Only Stores (a)	273,280
19,145	Andersons, Inc. (The)	509,831
23,700	BJ’s Wholesale Club, Inc. (a)	834,240
48,500	Brightpoint, Inc. (a)	279,360
9,750	Buckle, Inc. (The)	256,815
19,100	Central European Distribution Corp. (a)	549,889
30,300	Children’s Place Retail Stores, Inc. (The) (a)	1,012,929
27,521	Chiquita Brands International, Inc. (a)	375,662
10,400	Citi Trends, Inc. (a)	173,992
26,600	Coldwater Creek, Inc. (a)	95,494
38,500	Collective Brands, Inc. (a)	492,415
52,648	Comfort Systems USA, Inc.	491,206
136,800	Darling International, Inc. (a)	1,031,472
139,250	Del Monte Foods Co.	878,667
20,600	Diamond Foods, Inc.	602,138
112,400	Finish Line, Inc. (The), Class A	1,075,668
10,769	Hansen Natural Corp. (a)	272,671
10,900	Inter Parfums, Inc.	127,094
16,300	Jones Apparel Group, Inc.	181,093
40,100	Liz Claiborne, Inc.	326,815
116,586	Nu Skin Enterprises, Inc., Class A	1,502,794
11,800	PetMed Express, Inc. (a)	208,388
14,200	Ralcorp Holdings, Inc. (a)	961,056
32,528	Timberland Co. (The), Class A (a)	393,589
10,500	Tractor Supply Co. (a)	436,380
17,000	Tupperware Brands Corp.	430,100
169,978	Wet Seal, Inc. (The), Class A (a)	499,735
28,600	Zale Corp. (a)	487,916

		14,760,689

Energy (4.3%)
17,350	Atmos Energy Corp.	421,085
11,400	Berry Petroleum Co., Class A	265,620
29,914	Callon Petroleum Co. (a)	308,712
19,376	Cleco Corp.	445,842
25,800	Comstock Resources, Inc. (a)	1,275,036
20,300	CVR Energy, Inc. (a)	80,591
7,179	Gulf Island Fabrication, Inc.	141,498
36,247	Headwaters, Inc. (a)	384,218

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Energy, continued
16,752	Holly Corp.	328,842
39,532	Parker Drilling Co. (a)	202,404
56,418	Pioneer Drilling Co. (a)	436,675
51,500	Rosetta Resources, Inc. (a)	543,325
22,136	Southwest Gas Corp.	578,192
36,618	St. Mary Land & Exploration Co.	911,422
15,555	Stone Energy Corp. (a)	471,939
39,710	Swift Energy Co. (a)	1,273,897
16,004	Trico Marine Services, Inc. (a)	144,036
23,454	Union Drilling, Inc. (a)	128,528
7,100	Unit Corp. (a)	266,534
23,300	W&T Offshore, Inc.	446,661

		9,055,057

Financials (13.2%)
22,862	Allied World Assurance Co. Holdings Ltd.	733,184
35,897	American Equity Investment Life Holding Co.	162,254
15,183	American Physicians Capital, Inc.	621,137
76,947	Amerisafe, Inc. (a)	1,326,566
26,922	AmTrust Financial Services, Inc.	264,374
25,800	Aspen Insurance Holdings Ltd.	592,368
9,500	Bank of the Ozarks, Inc.	288,800
17,000	Calamos Asset Management, Inc.	139,570
14,359	Cash America International, Inc.	507,878
20,341	Cohen & Steers, Inc.	369,596
23,333	Community Bank System, Inc.	582,158
73,181	CVB Financial Corp.	926,472
24,529	Deluxe Corp.	298,273
55,310	Dime Community Bancshares	923,677
24,529	EZCORP, Inc., Class A (a)	388,539
26,324	F.N.B. Corp.	344,844
8,974	FCStone Group, Inc. (a)	53,395
68,752	First Commonwealth Financial Corp.	760,397
50,853	First Niagara Financial Group, Inc.	801,952
39,486	FirstMerit Corp.	920,814
5,983	FPIC Insurance Group, Inc. (a)	267,799
37,691	Glacier Bancorp, Inc.	760,228
5,983	Greenhill & Co., Inc.	394,699
10,079	Hancock Holding Co.	445,089
15,555	Interactive Brokers Group, Inc., Class A (a)	332,410
54,768	Knight Capital Group, Inc. (a)	791,945
37,691	National Penn Bancshares, Inc.	638,486
89,483	Old National Bancorp	1,694,808
20,100	optionsXpress Holdings, Inc.	356,976
28,717	Oriental Financial Group, Inc.	466,364
38,545	Penson Worldwide, Inc. (a)	275,211
28,195	Phoenix Cos., Inc. (The)	182,422
13,760	Platinum Underwriters Holdings Ltd.	436,742
14,957	ProAssurance Corp. (a)	821,887
35,298	Provident Financial Services, Inc.	517,469
32,538	Provident New York Bancorp	391,758
20,664	S&T Bancorp, Inc.	704,642
14,167	Safety Insurance Group, Inc.	538,204
21,000	SeaBright Insurance Holdings, Inc. (a)	219,660
25,128	Selective Insurance Group, Inc.	596,790
19,743	Sterling Bancorp	309,570
69,157	Sterling Bancshares, Inc.	550,490
69,583	Susquehanna Bancshares, Inc.	1,077,841
16,153	SVB Financial Group (a)	831,072
24,529	SWS Group, Inc.	455,258
25,000	thinkorswim Group, Inc. (a)	200,000
15,555	UMB Financial Corp.	705,108
10,514	Umpqua Holdings Corp.	178,948
33,161	Waddell & Reed Financial, Inc., Class A	481,498
7,900	Westamerica Bancorp	452,275
19,700	Wilshire Bancorp, Inc	217,291
9,572	World Acceptance Corp. (a)	176,891
15,555	Zenith National Insurance Corp.	511,137

		27,987,216

Health Care (16.2%)
46,690	Acadia Pharmaceuticals, Inc. (a)	88,711
124,200	Alkermes, Inc. (a)	1,227,096
14,200	Almost Family, Inc (a)	683,872
3,300	Amedisys, Inc. (a)	186,153
79,600	American Medical Systems Holdings, Inc. (a)	861,272
152,119	American Oriental Bioengineering, Inc. (a)	929,447
12,564	Amerigroup Corp. (a)	314,100
22,300	AngioDynamics, Inc. (a)	280,980
93,515	Arena Pharmaceuticals, Inc. (a)	344,135
9,500	Bio-Reference Laboratories, Inc. (a)	233,605
24,500	Bruker Corp. (a)	100,205
71,243	Celera Corp. (a)	805,758
23,931	Centene Corp. (a)	450,860
8,100	CONMED Corp. (a)	212,220
19,500	CorVel Corp. (a)	522,990
43,000	Cubist Pharmaceuticals, Inc. (a)	1,091,770
141,159	CV Therapeutics, Inc. (a)	1,317,013
13,100	Cynosure, Inc., Class A (a)	114,756
99,130	Cytokinetics, Inc. (a)	282,521
33,900	Emergency Medical Services Corp., Class A (a)	1,113,954
20,300	Hanger Orthopedic Group, Inc. (a)	338,198
82,938	Healthspring, Inc. (a)	1,370,136
4,000	Herbalife Ltd.	97,720
169,152	Human Genome Sciences, Inc. (a)	546,361
17,350	ICU Medical, Inc. (a)	555,721
39,900	Incyte Pharmaceuticals, Inc. (a)	165,585
16,800	InterMune, Inc. (a)	247,464
62,871	Invacare Corp.	1,143,623
21,700	Kendle International, Inc. (a)	392,119
6,100	Kensey Nash Corp. (a)	154,879
17,000	King Pharmaceuticals, Inc. (a)	149,430
60,606	LifePoint Hospitals, Inc. (a)	1,452,726
3,300	Magellan Health Services, Inc. (a)	121,902
11,200	Martek Biosciences Corp.	334,096
19,743	MedCath Corp. (a)	304,437
80,600	Medicines Co. (The) (a)	1,404,858
47,000	Merit Medical Systems, Inc. (a)	860,100
67,868	NPS Pharmaceuticals, Inc. (a)	475,076
14,400	Onyx Pharmaceuticals, Inc. (a)	388,512
23,400	Owens & Minor, Inc.	1,012,518
27,800	PerkinElmer, Inc.	498,732
33,573	Perrigo Co.	1,141,482
23,800	Pharmasset, Inc. (a)	425,544
23,300	PharMerica Corp. (a)	478,349
22,900	Progenics Pharmaceuticals, Inc. (a)	229,229

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
63,362	Regeneron Pharmaceuticals, Inc. (a)	1,222,887
55,989	Rigel Pharmaceuticals, Inc. (a)	487,664
82,900	Salix Pharmaceuticals Ltd. (a)	762,680
34,600	STERIS Corp.	1,177,784
22,606	Symmetry Medical, Inc. (a)	292,070
17,700	Theravance, Inc. (a)	120,006
28,700	Thoratec Corp. (a)	706,594
62,200	Valeant Pharmaceuticals International (a)	1,167,494
18,000	Vertex Pharmaceuticals, Inc. (a)	471,780
127,585	ViroPharma, Inc. (a)	1,599,916
20,500	VNUS Medical Technologies, Inc. (a)	316,315
12,400	Watson Pharmaceuticals, Inc. (a)	324,508
7,686	XenoPort, Inc. (a)	319,814

		34,419,727

Industrials (12.2%)
11,801	A.O. Smith Corp.	372,322
36,514	Actuant Corp., Class A	654,696
43,426	Acuity Brands, Inc.	1,518,173
5,401	Ameron International Corp.	253,847
4,188	Analogic Corp.	184,942
33,951	Applied Industrial Technologies	685,471
6,581	AZZ, Inc. (a)	192,034
6,700	Bucyrus International, Inc.	161,671
40,818	Ceradyne, Inc. (a)	959,223
12,700	Chart Industries, Inc. (a)	172,974
17,948	Checkpoint Systems, Inc. (a)	226,324
85,617	Complete Production Services, Inc. (a)	1,060,795
13,210	COMSYS IT Partners, Inc. (a)	80,317
32,307	Cox Radio, Inc., Class A (a)	176,073
23,931	CTS Corp.	167,278
15,555	Cymer, Inc. (a)	380,631
11,966	Ducommun, Inc.	241,593
37,300	Dycom Industries, Inc. (a)	331,224
42,478	EMCOR Group, Inc. (a)	754,834
34,102	Encore Wire Corp.	653,735
7,126	EnPro Industries, Inc. (a)	158,268
35,000	Esterline Technologies Corp. (a)	1,261,750
13,400	Flowers Foods, Inc.	397,310
27,230	Gardner Denver, Inc. (a)	697,633
12,434	Graco, Inc.	307,493
83,900	GrafTech International Ltd. (a)	680,429
9,600	Graham Corp.	201,600
8,974	Granite Construction, Inc.	320,103
18,300	Greatbatch, Inc. (a)	398,025
13,760	HEICO Corp.	529,347
26,563	Hub Group, Inc. (a)	835,406
17,350	Insteel Industries, Inc.	178,011
14,359	Koppers Holdings, Inc.	341,601
9,572	Layne Christensen Co. (a)	251,552
10,805	Lennox International, Inc.	322,205
4,700	Lindsay Corp.	223,626
15,400	Matthews International Corp., Class A	687,302
36,693	MKS Instruments, Inc. (a)	680,655
56,238	MPS Group, Inc. (a)	438,094
16,153	Mueller Industries, Inc.	369,419
15,400	Mueller Water Products, Inc., Class A	107,800
17,948	NCI Building Systems, Inc. (a)	334,012
21,900	Oil States International, Inc. (a)	506,547
53,821	Olin Corp.	977,389
79,000	ON Semiconductor Corp. (a)	403,690
34,764	Perini Corp. (a)	661,211
5,400	Powell Industries, Inc. (a)	99,954
14,853	Regal-Beloit Corp.	483,614
45,737	Robbins & Myers, Inc.	933,035
10,171	Rock-Tenn Co.	309,300
5,600	Schnitzer Steel Industries, Inc.	150,808
21,030	Steelcase, Inc.	195,579
16,184	Sun Hydraulic Corp.	338,893
22,735	Technitrol, Inc.	131,181
13,740	Teledyne Technologies, Inc. (a)	626,132
8,125	Titan International, Inc.	93,925
3,571	Triumph Group, Inc.	156,624
23,541	Ultra Clean Holdings, Inc. (a)	71,094
8,300	Universal Forest Products, Inc.	196,295
11,876	Varian Semiconductor Equipment Associates, Inc. (a)	233,007
14,800	Woodward Governor Co.	475,080

		25,993,156

Information Technology (16.7%)
67,768	Advanced Energy Industries, Inc. (a)	723,085
30,047	American Reprographics Co. (a)	319,700
109,252	Amkor Technology, Inc. (a)	443,563
32,348	ANSYS, Inc. (a)	926,123
51,400	Applied Micro Circuits Corp. (a)	262,654
8,000	Argon ST, Inc. (a)	166,880
89,200	Arris Group, Inc. (a)	616,372
26,300	AsiaInfo Holdings, Inc. (a)	289,037
24,100	Atheros Communications, Inc. (a)	433,077
54,626	Avocent Corp. (a)	820,483
16,900	Axsys Technologies, Inc. (a)	1,115,907
69,612	Benchmark Electronics, Inc. (a)	834,648
37,900	Brooks Automation, Inc. (a)	259,615
25,100	CACI International, Inc., Class A (a)	1,033,618
49,297	CSG Systems International, Inc. (a)	819,809
25,300	EarthLink, Inc. (a)	174,570
16,153	EMS Technologies, Inc. (a)	337,598
118,772	Emulex Corp. (a)	1,128,334
44,750	Extreme Networks, Inc. (a)	82,340
4,724	FactSet Research Systems, Inc.	183,244
72,990	Harmonic, Inc. (a)	518,959
41,600	InfoSpace, Inc.	356,512
23,300	Ingram Micro, Inc. (a)	310,589
94,876	Insight Enterprises, Inc. (a)	923,144
26,700	Integral Systems, Inc. (a)	656,019
76,600	Integrated Device Technology, Inc. (a)	487,176
93,243	Interwoven, Inc. (a)	1,175,794
44,272	Ixia (a)	294,852
31,369	J2 Global Communications, Inc. (a)	505,668
12,703	JDA Software Group, Inc. (a)	181,399
25,500	Kenexa Corp. (a)	227,205
26,300	Mantech International Corp. (a)	1,418,622
13,000	Measurement Specialties, Inc. (a)	138,840
61,200	Mentor Graphics Corp. (a)	449,208
28,119	Methode Electronics, Inc.	213,423
32,307	Micrel, Inc.	237,456
5,384	MicroStrategy, Inc., Class A (a)	211,968
31,900	ModusLink Global Solutions, Inc. (a)	177,364
17,900	Multi-Fineline Electronix, Inc (a)	209,072

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
35,669	Net 1 UEPS Technologies, Inc. (a)	499,366
22,735	NETGEAR, Inc. (a)	251,222
16,153	OSI Systems, Inc. (a)	185,760
62,400	Parametric Technology Corp. (a)	810,576
32,307	Perficient, Inc. (a)	177,365
30,038	Perot Systems Corp., Class A (a)	432,247
14,218	Plexus Corp. (a)	265,308
63,521	QLogic Corp. (a)	763,522
42,478	Rackable Systems, Inc. (a)	302,868
16,400	Radiant Systems, Inc. (a)	86,428
6,581	Rofin-Sinar Technologies, Inc. (a)	146,691
133,300	Sapient Corp. (a)	731,817
21,538	Sigma Designs, Inc. (a)	238,856
145,200	Silicon Image, Inc. (a)	663,564
188,143	Skyworks Solutions, Inc. (a)	1,341,460
25,876	Sohu.com, Inc. (a)	1,421,627
24,100	Solera Holdings, Inc. (a)	599,849
52,648	Sonicwall, Inc. (a)	235,863
38,400	Starent Networks Corp. (a)	382,848
26,388	Sybase, Inc. (a)	702,712
16,800	Take-Two Interactive Software, Inc.	199,248
32,100	TeleCommunication Systems, Inc. (a)	220,848
175,829	TIBCO Software, Inc. (a)	905,519
148,700	Triquint Semiconductor, Inc. (a)	666,176
33,300	TTM Technologies, Inc. (a)	238,428
23,700	tw telecom, inc. (a)	167,796
17,100	Ultratech, Inc. (a)	257,868
125,618	United Online, Inc.	929,573
24,529	Vignette Corp. (a)	199,175
65,332	Vishay Intertechnology, Inc. (a)	281,581
62,700	Volterra Semiconductor Corp. (a)	591,888
15,000	Websense, Inc. (a)	292,800
43,000	Wind River Systems, Inc. (a)	375,820
22,136	Zoran Corp. (a)	180,187

		35,410,783

Materials (2.5%)
26,853	A. Schulman, Inc.	480,937
20,200	Ashland, Inc.	456,318
38,100	Aventine Renewable Energy Holdings, Inc. (a)	74,295
14,183	Belden, Inc.	295,574
10,171	Carpenter Technology Corp.	184,095
33,726	Columbus McKinnon Corp. (a)	473,513
8,000	Compass Minerals International, Inc.	439,440
64,614	Entegris, Inc. (a)	173,812
17,948	Ferro Corp.	277,835
27,453	Gibraltar Industries, Inc.	363,752
13,641	Greif, Inc., Class A	553,552
10,400	L.B. Foster Co., Class A (a)	286,000
3,400	NewMarket Corp.	128,146
10,171	Olympic Steel, Inc.	232,509
15,500	OM Group, Inc. (a)	330,770
10,048	Park Electrochemical Corp.	217,238
27,100	Symyx Technologies, Inc (a)	119,511
12,656	Terra Industries, Inc.	278,305

		5,365,602

Oil & Gas (1.4%)
65,000	ATP Oil & Gas Corp. (a)	782,600
14,700	Concho Resources, Inc. (a)	312,375
98,300	Gran Tierra Energy, Inc. (a)	248,699
76,200	McMoRan Exploration Co. (a)	1,081,278
108,800	VAALCO Energy, Inc. (a)	576,640

		3,001,592

Real Estate Investment Trusts (3.9%)
623	Alexander’s, Inc.	218,050
102,700	Anworth Mortgage Asset Corp.	601,822
27,521	BioMed Realty Trust, Inc.	386,670
40,300	Brandywine Realty Trust	348,192
44,272	Cedar Shopping Centers, Inc.	423,240
10,200	Corporate Office Property Trust	317,118
10,089	Entertainment Properties Trust	377,833
45,900	Extra Space Storage, Inc.	528,309
15,278	First Industrial Realty Trust, Inc.	157,975
66,300	Glimcher Realty Trust	347,412
13,600	Highwoods Properties, Inc.	337,552
5,000	Home Properties, Inc.	202,450
64,583	Lexington Realty Trust	518,602
24,920	Medical Properties Trust, Inc.	183,910
31,709	National Retail Properties, Inc.	565,371
33,100	NorthStar Realty Finance Corp.	190,325
28,119	Omega Healthcare Investors, Inc.	423,753
21,791	Pennsylvania Real Estate Investment Trust	275,656
84,500	RAIT Financial Trust	322,790
19,317	Realty Income Corp.	446,609
31,709	Senior Housing Properties Trust	607,862
41,080	Sunstone Hotel Investors, Inc.	269,074
32,905	U-Store-It Trust	225,728

		8,276,303

Telecommunications (1.3%)
23,333	ADC Telecommunications, Inc. (a)	147,931
23,564	Atlantic Tele-Network, Inc.	573,312
98,716	Cincinnati Bell, Inc. (a)	235,931
13,359	NTELOS Holdings Corp.	347,334
11,264	Oplink Communications, Inc. (a)	91,464
27,521	Plantronics, Inc.	397,403
56,900	Premiere Global Services, Inc. (a)	566,155
26,324	RCN Corp. (a)	169,790
13,200	Syniverse Holdings Inc. (a)	248,160

		2,777,480

Transportation (1.1%)
15,555	Arkansas Best Corp.	454,050
17,562	Landstar System, Inc.	677,718
6,500	Overseas Shipholding Group, Inc.	244,270
24,529	Pacer International, Inc.	276,932
39,729	Werner Enterprises, Inc.	779,483

		2,432,453

Utilities (2.6%)
20,653	Avista Corp.	410,169
14,529	El Paso Electric Co. (a)	269,077
11,367	Laclede Group, Inc. (The)	594,721
18,846	New Jersey Resources Corp.	701,825
20,940	Nicor, Inc.	967,637
10,171	Northwest Natural Gas Co.	517,501
12,500	Portland General Electric Co.	256,500
32,900	UniSource Energy Corp.	907,382

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks, continued
Utilities, continued
28,717	WGL Holdings, Inc.	924,400

		5,549,212

Total Common Stocks (Cost $278,315,344)		206,697,662

Exchange Traded Funds (0.5%)
Equity Fund (0.5%)
22,900	iShares Russell 2000 Index Fund	1,224,692

Total Exchange Traded Funds (Cost $1,147,867)		1,224,692

Cash Equivalents (2.0%)
	Bank of New York Cash Reserve Fund 0.05% (b)	4,223,414

Total Cash Equivalents (Cost $4,223,414)		4,223,414

Total Investments (Cost $283,686,625) (c) — 99.8%		212,139,398
Other assets in excess of liabilities — 0.2%		326,819

NET ASSETS — 100.0%		$212,466,217

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(c)	Cost for federal income tax purposes is $290,831,495. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$4,626,812
Unrealized depreciation	(83,318,909)

Net unrealized depreciation	$(78,692,097)

Open Futures Contracts at October 31, 2008:

Description	Type	Expiration Month	Contracts	Unrealized Depreciation($)
Russell 2000 Index	Long	12/08	18	(16,588)

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.2%)
Consumer Discretionary (17.2%)
8,450	Aeropostale, Inc. (a)	204,575
34,100	Avis Budget Group, Inc. (a)	55,924
15,500	Barnes & Noble, Inc.	292,640
6,100	Big Lots, Inc. (a)	149,023
19,100	Blyth, Inc.	164,260
14,200	Bob Evans Farms, Inc.	296,496
4,000	DeVry, Inc.	226,760
28,000	Furniture Brands International, Inc.	159,320
8,900	Hasbro, Inc.	258,723
17,400	Hewitt Associates, Inc., Class A (a)	485,286
12,400	Lear Corp. (a)	24,924
12,100	Leggett & Platt, Inc.	210,056
7,300	Manpower, Inc.	227,249
3,700	Marvel Entertainment, Inc. (a)	119,103
8,100	MeadWestvaco Corp.	113,643
8,800	Netflix, Inc. (a)	217,888
650	NVR, Inc. (a)	318,636
3,700	Priceline.com, Inc. (a)	194,731
5,800	Robert Half International, Inc.	109,446
25,700	Ross Stores, Inc.	840,133
12,100	Scholastic Corp.	224,697
4,100	Strayer Education, Inc.	927,707
15,000	Tech Data Corp. (a)	321,750
5,300	Temple-Inland, Inc.	31,429
3,800	Toll Brothers, Inc. (a)	87,856
6,900	Warnaco Group, Inc. (The) (a)	205,689

		6,467,944

Consumer Staples (4.3%)
19,800	BJ’s Wholesale Club, Inc. (a)	696,960
3,700	Corn Products International, Inc.	89,984
5,100	Crown Holdings, Inc. (a)	102,918
5,800	Ralcorp Holdings, Inc. (a)	392,544
5,800	Timberland Co. (The), Class A (a)	70,180
5,400	Tupperware Brands Corp.	136,620
13,400	Tyson Foods, Inc., Class A	117,116

		1,606,322

Energy (4.6%)
15,200	Cimarex Energy Co.	614,992
3,300	Encore Acquisition Co. (a)	102,795
3,200	ENSCO International, Inc.	121,632
2,200	Massey Energy Co.	50,798
4,200	Noble Energy, Inc.	217,644
6,000	Patterson-UTI Energy, Inc.	79,620
11,000	Stone Energy Corp. (a)	333,740
3,000	Tidewater, Inc.	130,830
2,000	Unit Corp. (a)	75,080

		1,727,131

Financials (12.2%)
5,200	Allied Capital Corp.	37,960
9,000	Arch Capital Group Ltd. (a)	627,750
9,500	Aspen Insurance Holdings Ltd.	218,120
14,800	Associated Banc-Corp.	326,488
16,100	Axis Capital Holdings Ltd.	458,528
9,800	Broadridge Financial Solutions, Inc.	118,580
3,500	Capitol Federal Financial	162,785
4,300	Cullen/Frost Bankers, Inc.	240,671
6,000	First American Corp.	122,460
4,000	Global Payments, Inc.	162,040
25,400	Hospitality Properties Trust	257,810
2,800	Lender Processing Services, Inc.	64,596
12,300	New York Community Bancorp, Inc.	192,618
3,700	PartnerRe Ltd.	250,453
19,900	Raymond James Financial, Inc.	463,471
3,900	StanCorp Financial Group, Inc.	132,912
1,900	UMB Financial Corp.	86,127
8,900	Waddell & Reed Financial, Inc., Class A	129,228
9,300	Westamerica Bancorp	532,425

		4,585,022

Health Care (12.7%)
3,600	Cephalon, Inc. (a)	258,192
7,500	Edwards Lifesciences Corp. (a)	396,300
4,100	Endo Pharmaceuticals Holdings, Inc. (a)	75,850
5,600	Health Net, Inc. (a)	72,128
16,100	Herbalife Ltd.	393,323
11,300	Invitrogen Corp. (a)	325,327
19,400	Kindred Healthcard, Inc. (a)	281,106
12,700	King Pharmaceuticals, Inc. (a)	111,633
15,900	LifePoint Hospitals, Inc. (a)	381,123
4,900	Lincare Holdings, Inc. (a)	129,115
3,100	Masimo Corp. (a)	99,169
4,100	Medicis Pharmaceutical Corp., Class A	58,507
1,400	Myriad Genetics, Inc. (a)	88,326
7,100	Omnicare, Inc.	195,747
2,500	OSI Pharmaceuticals, Inc. (a)	94,875
11,100	Owens & Minor, Inc.	480,297
9,000	Patterson Cos., Inc. (a)	227,970
17,400	PDL BioPharma, Inc.	169,650
7,600	STERIS Corp.	258,704
4,400	Techne Corp.	303,688
4,300	Universal Health Services, Inc.	180,772
10,700	Valeant Pharmaceuticals International (a)	200,839

		4,782,641

Industrials (9.9%)
19,800	Agco Corp. (a)	624,096
700	Alliant Techsystems, Inc. (a)	57,680
9,200	Arrow Electronics, Inc. (a)	160,540
7,500	Brink’s Co. (The)	363,675
11,600	Cummins, Inc.	299,860
9,000	Flowers Foods, Inc.	266,850
9,900	Flowserve Corp.	563,508
2,200	Gardner Denver, Inc. (a)	56,364
4,600	Jacobs Engineering Group, Inc. (a)	167,578
4,400	Joy Global, Inc.	127,512
13,200	KBR, Inc.	195,888
7,100	Lennox International, Inc.	211,722
4,200	Lincoln Electric Holdings, Inc.	181,230
4,600	Shaw Group, Inc. (The) (a)	82,294
1,400	SPX Corp.	54,236
12,800	TRW Automotive Holdings Corp. (a)	80,896
2,800	Wabtec Corp.	111,328
11,500	Worthington Industries, Inc.	138,805

		3,744,062

Information Technology (11.0%)
12,800	Activision Blizzard, Inc. (a)	159,488
2,300	Affiliated Computer Services, Inc. (a)	94,300
18,900	Amkor Technology, Inc. (a)	76,734

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
5,000	ANSYS, Inc. (a)	143,150
11,100	Applied Biosystems, Inc.	342,213
10,200	Avnet, Inc. (a)	170,748
9,700	Compuware Corp. (a)	61,886
2,100	Digital River, Inc. (a)	52,038
7,100	DST Systems, Inc. (a)	288,118
7,400	Foundry Networks, Inc. (a)	109,890
25,000	Ingram Micro, Inc. (a)	333,250
26,100	Integrated Device Technology, Inc. (a)	165,996
10,100	Lexmark International, Inc., Class A (a)	260,883
12,100	LSI Logic Corp. (a)	46,585
4,500	Metavante Technologies, Inc. (a)	75,465
4,600	National Semiconductor Corp.	60,582
21,700	NCR Corp. (a)	396,676
8,400	Novellus Systems, Inc. (a)	132,720
8,200	Parametric Technology Corp. (a)	106,518
9,100	SAIC, Inc. (a)	168,077
7,100	Silicon Laboratories, Inc. (a)	184,316
2,600	Sohu.com, Inc. (a)	142,844
13,500	Sybase, Inc. (a)	359,505
7,300	Synopsys, Inc. (a)	133,444
18,900	Triquint Semiconductor, Inc. (a)	84,672

		4,150,098

Materials (5.1%)
10,900	AK Steel Holding Corp.	151,728
1,100	Alpha Natural Resources, Inc. (a)	39,347
5,600	Celanese Corp., Series A	77,616
1,500	CF Industries Holdings, Inc.	96,285
3,400	Cliffs Natural Resources, Inc.	91,766
4,800	Compass Minerals International, Inc.	263,664
4,100	Eastman Chemical Co.	165,599
4,700	FMC Corp.	204,638
2,900	Minerals Technologies, Inc.	164,604
18,200	Packaging Corp. of America	306,306
14,000	Terra Industries, Inc.	307,860
1,100	Walter Industries, Inc.	42,625

		1,912,038

Oil & Gas Services (1.9%)
14,300	FMC Technologies, Inc. (a)	500,357
7,500	Pride International, Inc. (a)	140,925
1,400	Whiting Petroleum Corp. (a)	72,786

		714,068

Real Estate Investment Trusts (6.6%)
14,100	AMB Property Corp.	338,823
24,100	Annaly Capital Management, Inc.	334,990
16,100	First Industrial Realty Trust, Inc.	166,474
8,000	Health Care REIT, Inc.	356,080
50,900	HRPT Properties Trust	183,749
3,500	Liberty Property Trust	83,475
15,500	Mack-Cali Realty Corp.	352,160
8,800	Nationwide Health Properties, Inc.	262,592
12,700	Potlatch Corp.	421,767

		2,500,110

Telecommunications (1.8%)
3,300	ADTRAN, Inc.	50,160
5,700	CenturyTel, Inc.	143,127
18,600	Plantronics, Inc.	268,584
8,100	Telephone & Data Systems, Inc.	217,485

		679,356

Transportation (2.6%)
3,200	Alaska Air Group, Inc. (a)	79,040
17,500	ArvinMeritor, Inc.	103,600
4,600	Frontline Ltd.	146,280
4,700	Ryder System, Inc.	186,214
4,100	UTi Worldwide, Inc.	48,216
22,200	Werner Enterprises, Inc.	435,564

		998,914

Utilities (8.3%)
16,300	Alliant Energy Corp.	478,894
15,200	Energen Corp.	510,264
10,800	Hawaiian Electric Industries, Inc.	287,496
15,600	Integrys Energy Group, Inc.	742,560
8,350	MDU Resources Group, Inc.	152,053
7,700	Nicor, Inc.	355,817
13,500	Wisconsin Energy Corp.	587,250

		3,114,334

Total Common Stocks (Cost $54,642,720)		36,982,040

Investment Companies (1.9%)
704,955	Victory Federal Money Market Fund, Investor Shares, 0.50% (b)	704,955

Total Investment Companies (Cost $704,955)		704,955

Total Investments (Cost $55,347,675) (c) — 100.1%		37,686,995
Liabilities in excess of other assets — (0.1)%		(18,962)

NET ASSETS — 100.0%		$37,668,033

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(c)	Cost for federal income tax purposes is $55,497,596. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$359,035
Unrealized depreciation	(18,169,636)

Net unrealized depreciation	$(17,810,601)

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.4%)
Consumer Discretionary (13.1%)
7,800	Apollo Group, Inc., Class A (a)	542,178
16,300	Avon Products, Inc.	404,729
5,600	Big Lots, Inc. (a)	136,808
9,500	Bunge Ltd.	364,895
56,340	CBS Corp., Class B	547,061
31,640	Colgate-Palmolive Co.	1,985,726
27,890	McDonald’s Corp.	1,615,668
4,570	NIKE, Inc., Class B	263,369
16,140	Omnicom Group, Inc.	476,776
11,800	Owens-Illinois, Inc. (a)	269,984
15,300	Philip Morris International, Inc.	665,091
10,900	RadioShack Corp.	137,994
61,610	TJX Cos., Inc. (The)	1,648,684
51,300	Wal-Mart Stores, Inc.	2,863,053
20,000	Yum! Brands, Inc.	580,200

		12,502,216

Consumer Staples (8.7%)
15,600	Anheuser-Busch Cos., Inc	967,668
15,800	Gap, Inc. (The)	204,452
12,000	Jones Apparel Group, Inc.	133,320
58,770	Kroger Co. (The)	1,613,824
49,104	PepsiCo, Inc.	2,799,419
22,957	Procter & Gamble Co. (The)	1,481,645
36,900	Sysco Corp.	966,780
6,700	Urban Outfitters, Inc. (a)	145,658

		8,312,766

Energy (18.5%)
12,000	Apache Corp.	987,960
42,160	Chevron Corp.	3,145,136
12,600	Cimarex Energy Co.	509,796
11,690	Devon Energy Corp.	945,253
8,200	ENSCO International, Inc.	311,682
130,540	Exxon Mobil Corp.	9,675,625
4,400	Hess Corp.	264,924
11,200	Massey Energy Co.	258,608
6,400	Murphy Oil Corp.	324,096
18,800	Noble Energy, Inc.	974,216
14,570	Valero Energy Corp.	299,851

		17,697,147

Financials (5.5%)
6,300	Axis Capital Holdings Ltd.	179,424
22,400	Charles Schwab Corp. (The)	428,288
6,650	Chubb Corp. (The)	344,603
9,460	CIGNA Corp.	154,198
32,200	Discover Financial Services	394,450
5,800	Franklin Resources, Inc.	394,400
7,300	Goldman Sachs Group, Inc. (The)	675,250
15,900	Janus Capital Group, Inc.	186,666
6,330	MasterCard, Inc., Class A	935,701
7,690	Morgan Stanley	134,344
34,240	Travelers Cos., Inc. (The)	1,456,912

		5,284,236

Health Care (16.4%)
30,370	AmerisourceBergen Corp.	949,670
42,940	Amgen, Inc. (a)	2,571,677
40,760	Baxter International, Inc.	2,465,572
26,300	Express Scripts, Inc. (a)	1,594,043
2,700	Genentech, Inc. (a)	223,938
7,600	Gilead Sciences, Inc. (a)	348,460
14,000	Humana, Inc. (a)	414,260
84,360	Johnson & Johnson	5,174,642
79,420	Pfizer, Inc.	1,406,528
10,200	St. Jude Medical, Inc. (a)	387,906
13,700	UnumProvident Corp.	215,775

		15,752,471

Industrials (7.2%)
5,900	Agco Corp. (a)	185,968
7,100	Boeing Co. (The)	371,117
27,160	Cummins, Inc.	702,086
19,300	Emerson Electric Co.	631,689
4,100	Flowserve Corp.	233,372
11,300	Fluor Corp.	451,209
13,800	General Dynamics Corp.	832,416
25,390	Honeywell International, Inc.	773,126
16,550	Lockheed Martin Corp.	1,407,577
30,280	National-Oilwell Varco, Inc. (a)	905,069
7,700	Raytheon Co.	393,547

		6,887,176

Information Technology (23.3%)
54,870	Accenture Ltd., Class A	1,813,454
53,300	Activision Blizzard, Inc. (a)	664,118
18,000	Adobe Systems, Inc. (a)	479,520
12,500	Amazon.com, Inc. (a)	715,500
9,100	Analog Devices, Inc.	194,376
15,660	Apple Computer, Inc. (a)	1,684,859
20,900	Applied Biosystems, Inc.	644,347
18,100	Applied Materials, Inc.	233,671
4,200	Avnet, Inc. (a)	70,308
34,400	CA, Inc.	612,320
58,390	Cisco Systems, Inc. (a)	1,037,590
6,600	Dell, Inc. (a)	80,190
22,700	eBay, Inc. (a)	346,629
63,850	Hewlett-Packard Co.	2,444,178
86,300	Intel Corp.	1,380,800
10,380	International Business Machines Corp.	965,029
48,500	Juniper Networks, Inc. (a)	908,890
31,700	Lexmark International, Inc., Class A (a)	818,811
11,300	MEMC Electronic Materials, Inc. (a)	207,694
153,330	Microsoft Corp.	3,423,859
7,700	Novellus Systems, Inc. (a)	121,660
23,800	QLogic Corp. (a)	286,076
50,000	QUALCOMM, Inc.	1,913,000
106,130	Seagate Technology (a)	0
39,000	Symantec Corp. (a)	490,620
14,790	Texas Instruments, Inc.	289,292
7,900	Western Digital Corp. (a)	130,350
27,500	Yahoo!, Inc. (a)	352,550

		22,309,691

Materials (1.7%)
27,200	AK Steel Holding Corp.	378,624
6,600	CF Industries Holdings, Inc.	423,654
7,800	FMC Corp.	339,612
1,700	Monsanto Co.	151,266
6,200	Mosaic Co. (The)	244,342
2,600	Sigma-Aldrich Corp.	114,036

		1,651,534

Oil & Gas Services (2.0%)
11,400	Cameron International Corp. (a)	276,564

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Oil & Gas Services, continued
32,400	FMC Technologies, Inc. (a)	1,133,676
16,500	Nabors Industries Ltd. (a)	237,270
3,600	Transocean, Inc. (a)	296,388

		1,943,898

Real Estate Investment Trusts (0.1%)
9,500	Annaly Capital Management, Inc.	132,050

Telecommunications (0.4%)
6,300	DIRECTV Group, Inc. (The) (a)	137,907
8,300	Verizon Communications, Inc.	246,261

		384,168

Transportation (1.3%)
8,900	Ryder System, Inc.	352,618
54,600	Southwest Airlines Co.	643,188
4,200	United Parcel Service, Inc., Class B	221,676

		1,217,482

Utilities (0.2%)
5,900	Dominion Resources, Inc.	214,052

Total Common Stocks (Cost $124,926,474)		94,288,887

Investment Companies (1.7%)
1,664,657	Victory Federal Money Market Fund, Investor Shares, 0.50% (b)	1,664,657

Total Investment Companies (Cost $1,664,657)		1,664,657

Total Investments (Cost $126,591,131) (c) — 100.1%		95,953,544
Liabilities in excess of other assets — (0.1)%		(106,433)

NET ASSETS — 100.0%		$95,847,111

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(c)	Cost for federal income tax purposes is $127,010,213. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$895,680
Unrealized depreciation	(31,952,349)

Net unrealized depreciation	$(31,056,669)

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.6%)
Consumer Discretionary (15.2%)
16,300	Bunge Ltd.	626,083
30,930	CBS Corp., Class B	300,330
31,760	Colgate-Palmolive Co.	1,993,258
30,700	Leggett & Platt, Inc.	532,952
8,010	Manpower, Inc.	249,351
32,085	McDonald’s Corp.	1,858,684
24,660	Omnicom Group, Inc.	728,456
22,800	Owens-Illinois, Inc. (a)	521,664
26,920	Philip Morris International, Inc.	1,170,213
49,500	TJX Cos., Inc. (The)	1,324,620
42,600	Wal-Mart Stores, Inc.	2,377,506
45,030	Walt Disney Co. (The)	1,166,277

		12,849,394

Consumer Staples (6.7%)
21,820	Altria Group, Inc.	418,726
7,300	Anheuser-Busch Cos., Inc.	452,819
29,800	Jones Apparel Group, Inc.	331,078
59,050	Kroger Co. (The)	1,621,513
34,795	PepsiCo, Inc.	1,983,663
6,700	Procter & Gamble Co. (The)	432,418
44,400	Tyson Foods, Inc., Class A	388,056

		5,628,273

Energy (11.6%)
40,420	ConocoPhillips	2,102,648
12,280	Constellation Energy Group	297,299
17,530	Devon Energy Corp.	1,417,476
14,280	ENSCO International, Inc.	542,783
58,540	Exxon Mobil Corp.	4,338,984
3,800	Hess Corp.	228,798
19,510	Valero Energy Corp.	401,516
23,500	Williams Cos., Inc. (The)	492,795

		9,822,299

Financials (14.0%)
18,910	Allstate Corp. (The)	499,035
40,520	Bank of America Corp.	979,368
23,900	Charles Schwab Corp. (The)	456,968
58,700	Citigroup, Inc.	801,255
8,200	Goldman Sachs Group, Inc. (The)	758,500
14,900	Hudson City Bancorp, Inc.	280,269
38,000	Janus Capital Group, Inc.	446,120
60,375	JPMorgan Chase & Co.	2,490,469
5,350	Mastercard, Inc., Class A	790,837
6,100	Morgan Stanley	106,567
11,200	Northern Trust Corp.	630,672
5,900	State Street Corp.	255,765
45,560	Travelers Cos., Inc. (The)	1,938,578
30,100	U.S. Bancorp	897,281
14,400	Wells Fargo & Co.	490,320

		11,822,004

Health Care (15.1%)
5,700	Abbott Laboratories	314,355
7,030	Aetna, Inc.	174,836
20,900	AmerisourceBergen Corp.	653,543
20,600	Amgen, Inc. (a)	1,233,734
13,310	Baxter International, Inc.	805,122
25,100	Express Scripts, Inc. (a)	1,521,311
62,926	Johnson & Johnson	3,859,881
26,010	Merck & Co., Inc.	805,009
168,438	Pfizer, Inc.	2,983,037
22,700	UnumProvident Corp.	357,525

		12,708,353

Industrials (7.6%)
10,900	Agco Corp. (a)	343,568
13,740	Cummins, Inc.	355,179
44,550	Emerson Electric Co.	1,458,122
11,600	Fluor Corp.	463,188
14,030	Honeywell International, Inc.	427,214
18,760	Lockheed Martin Corp.	1,595,538
13,660	Northrop Grumman Corp.	640,517
14,790	W.W. Grainger, Inc.	1,162,050

		6,445,376

Information Technology (15.5%)
60,400	Accenture Ltd., Class A	1,996,220
57,200	Activision Blizzard, Inc. (a)	712,712
23,000	Analog Devices, Inc.	491,280
9,500	Apple Computer, Inc. (a)	1,022,105
16,950	Avnet, Inc. (a)	283,743
81,920	Hewlett-Packard Co.	3,135,898
33,700	Intel Corp.	539,200
51,700	Juniper Networks, Inc. (a)	968,858
7,500	MEMC Electronic Materials, Inc. (a)	137,850
58,590	Microsoft Corp.	1,308,315
22,600	QUALCOMM, Inc.	864,676
35,900	Symantec Corp. (a)	451,622
51,270	Texas Instruments, Inc.	1,002,841
13,000	Yahoo!, Inc. (a)	166,660

		13,081,980

Materials (2.4%)
35,800	AK Steel Holding Corp.	498,336
16,700	FMC Corp.	727,118
19,800	Mosaic Co. (The)	780,318

		2,005,772

Oil & Gas Services (1.5%)
24,500	Cameron International Corp. (a)	594,370
17,800	FMC Technologies, Inc. (a)	622,822

		1,217,192

Real Estate Investment Trusts (1.2%)
23,300	Annaly Capital Management, Inc.	323,870
9,600	Boston Properties, Inc.	680,448

		1,004,318

Telecommunications (3.5%)
39,946	AT&T, Inc.	1,069,354
12,000	CenturyTel, Inc.	301,320
52,200	Verizon Communications, Inc.	1,548,774

		2,919,448

Transportation (1.8%)
15,100	Ryder System, Inc.	598,262
78,000	Southwest Airlines Co.	918,840

		1,517,102

Utilities (2.5%)
38,100	Dominion Resources, Inc.	1,382,268

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Utilities, continued
15,700	Integrys Energy Group, Inc.	747,320

		2,129,588

Total Common Stocks (Cost $113,098,901)		83,151,099

Investment Companies (1.5%)
1,274,026	Victory Federal Money Market Fund, Investor Shares, 0.50% (b)	1,274,026
3,819	Victory Institutional Money Market Fund, Investor Shares, 1.00% (b)	3,819

Total Investment Companies (Cost $1,277,845)		1,277,845

Total Investments (Cost $114,376,746) (c) — 100.1%		84,428,944
Liabilities in excess of other assets — (0.1)%		(42,795)

NET ASSETS — 100.0%		$84,386,149

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(c)	Cost for federal income tax purposes is $114,868,699. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$213,242
Unrealized depreciation	(30,652,997)

Net unrealized depreciation	$(30,439,755)

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.0%)
Consumer Discretionary (10.2%)
15,400	Bunge Ltd.	591,514
21,190	CBS Corp., Class B	205,755
4,900	Fortune Brands, Inc.	186,886
9,050	Goodyear Tire & Rubber Co. (The) (a)	80,726
16,900	Hewitt Associates, Inc., Class A (a)	471,341
22,200	Interpublic Group of Cos., Inc. (The) (a)	115,218
29,900	Leggett & Platt, Inc.	519,064
16,400	McDonald’s Corp.	950,052
16,100	MeadWestvaco Corp.	225,883
20,800	Owens-Illinois, Inc. (a)	475,904
10,604	Philip Morris International, Inc.	460,956
9,200	RadioShack Corp.	116,472
8,500	Ross Stores, Inc.	277,865
11,000	Tech Data Corp. (a)	235,950
52,500	Time Warner, Inc.	529,725
14,380	TJX Cos., Inc. (The)	384,809
11,100	Toll Brothers, Inc. (a)	256,632
13,300	Wal-Mart Stores, Inc.	742,273
51,440	Walt Disney Co. (The)	1,332,296

		8,159,321

Consumer Staples (6.9%)
4,500	Anheuser-Busch Cos., Inc	279,135
17,800	Archer-Daniels-Midland Co.	368,994
11,200	BJ’s Wholesale Club, Inc. (a)	394,240
6,800	Dr Pepper Snapple Group, Inc. (a)	155,720
18,700	Foot Locker, Inc.	273,394
20,600	Gap, Inc. (The)	266,564
6,800	General Mills, Inc.	460,632
30,000	Jones Apparel Group, Inc.	333,300
45,970	Kroger Co. (The)	1,262,336
10,310	PepsiCo, Inc.	587,773
12,000	Procter & Gamble Co. (The)	774,480
11,200	Sara Lee Corp.	125,216
30,800	Tyson Foods, Inc., Class A	269,192

		5,550,976

Energy (16.9%)
12,400	Apache Corp.	1,020,892
6,890	Atmos Energy Corp.	167,220
54,090	Chevron Corp.	4,035,114
18,300	Cimarex Energy Co.	740,418
20,000	ConocoPhillips	1,040,400
3,510	Devon Energy Corp.	283,819
64,950	Duke Energy Corp.	1,063,881
63,808	Exxon Mobil Corp.	4,729,449
6,800	Massey Energy Co.	157,012
3,000	Noble Energy, Inc.	155,460
7,060	Valero Energy Corp.	145,295

		13,538,960

Financials (24.9%)
14,690	ACE Ltd.	842,618
3,720	Allstate Corp. (The)	98,171
10,900	Arch Capital Group Ltd. (a)	760,275
19,500	Axis Capital Holdings Ltd.	555,360
62,740	Bank of America Corp.	1,516,426
17,900	BB&T Corp.	641,715
22,000	Charles Schwab Corp. (The)	420,640
3,170	Chubb Corp. (The)	164,269
79,560	Citigroup, Inc.	1,085,994
4,800	Cullen/Frost Bankers, Inc.	268,656
12,550	Discover Financial Services	153,737
13,500	Endurance Specialty Holdings Ltd.	408,240
8,340	Goldman Sachs Group, Inc. (The)	771,450
10,550	Hospitality Properties Trust	107,083
23,200	Hudson City Bancorp, Inc.	436,392
17,100	Janus Capital Group, Inc.	200,754
77,199	JPMorgan Chase & Co.	3,184,459
3,600	Mastercard, Inc., Class A	532,152
9,200	Merrill Lynch & Co., Inc.	171,028
7,900	Morgan Stanley	138,013
8,500	Northern Trust Corp.	478,635
10,100	PartnerRe Ltd.	683,669
8,000	PNC Financial Services Group, Inc.	533,360
11,000	Raymond James Financial, Inc.	256,190
7,800	State Street Corp.	338,130
9,370	SunTrust Banks, Inc.	376,112
45,300	Travelers Cos., Inc. (The)	1,927,515
31,000	U.S. Bancorp	924,110
58,100	Wells Fargo & Co.	1,978,305

		19,953,458

Health Care (14.3%)
17,930	AmerisourceBergen Corp.	560,671
15,900	Amgen, Inc. (a)	952,251
3,100	Express Scripts, Inc. (a)	187,891
39,300	Herbalife Ltd.	960,099
3,600	Humana, Inc. (a)	106,524
14,000	Invitrogen Corp. (a)	403,060
55,600	Johnson & Johnson	3,410,504
44,400	King Pharmaceuticals, Inc. (a)	390,276
16,400	LifePoint Hospitals, Inc. (a)	393,108
210,000	Pfizer, Inc.	3,719,100
10,200	UnumProvident Corp.	160,650
6,400	WellPoint, Inc. (a)	248,768

		11,492,902

Industrials (6.5%)
13,300	Agco Corp. (a)	419,216
28,960	Emerson Electric Co.	947,861
1,100	Flowserve Corp.	62,612
10,520	Fluor Corp.	420,064
4,100	General Dynamics Corp.	247,312
30,160	General Electric Co.	588,421
17,670	Honeywell International, Inc.	538,051
8,400	Lockheed Martin Corp.	714,420
3,000	Raytheon Co.	153,330
4,070	SPX Corp.	157,672
32,600	TRW Automotive Holdings Corp. (a)	206,032
10,200	W.W. Grainger, Inc.	801,414

		5,256,405

Information Technology (3.0%)
15,850	Accenture Ltd., Class A	523,842
4,000	Adobe Systems, Inc. (a)	106,560
14,600	Intel Corp.	233,600
8,600	Juniper Networks, Inc. (a)	161,164
15,200	Lexmark International, Inc., Class A (a)	392,616
26,900	QLogic Corp. (a)	323,338
6,000	QUALCOMM, Inc.	229,560
231,400	Sanmina-SCI Corp. (a)	173,550
37,600	Sprint Nextel Corp.	117,688

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
12,000	Symantec Corp. (a)	150,960

		2,412,878

Materials (1.7%)
12,800	AK Steel Holding Corp.	178,176
12,810	Celanese Corp., Series A	177,547
6,600	FMC Corp.	287,364
10,200	Mosaic Co. (The)	401,982
10,600	Packaging Corp. of America	178,398
3,000	Sigma-Aldrich Corp.	131,580

		1,355,047

Oil & Gas Services (0.3%)
6,500	Cameron International Corp. (a)	157,690
6,000	Pride International, Inc. (a)	112,740

		270,430

Real Estate Investment Trusts (2.1%)
14,550	AMB Property Corp.	349,637
32,200	Annaly Capital Management, Inc.	447,580
4,600	Boston Properties, Inc.	326,048
4,000	Equity Residential	139,720
57,740	HRPT Properties Trust	208,441
5,800	ProLogis	81,200
6,900	Weingarten Realty Investors	141,105

		1,693,731

Telecommunications (6.2%)
55,711	AT&T, Inc.	1,491,383
6,860	CenturyTel, Inc.	172,255
11,700	DIRECTV Group, Inc. (The) (a)	256,113
13,400	Telephone & Data Systems, Inc.	359,790
91,120	Verizon Communications, Inc.	2,703,530

		4,983,071

Transportation (1.2%)
4,600	Frontline Ltd.	146,280
2,500	Ryder System, Inc.	99,050
57,600	Southwest Airlines Co.	678,528

		923,858

Utilities (4.8%)
23,400	Alliant Energy Corp.	687,492
16,300	Consolidated Edison, Inc.	706,116
45,500	Dominion Resources, Inc.	1,650,740
11,690	Edison International	416,047
12,500	Energen Corp.	419,625

		3,880,020

Total Common Stocks (Cost $109,739,589)		79,471,057

Investment Companies (1.0%)
841,676	Victory Federal Money Market Fund, Investor Shares, 0.50% (b)	841,676

Total Investment Companies (Cost $841,676)		841,676

Total Investments (Cost $110,581,265) (c) — 100.0%		80,312,733
Liabilities in excess of other assets — 0.0%		(20,933)

NET ASSETS — 100.0%		$80,291,800

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(c)	Cost for federal income tax purposes is $111,350,653. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$949,238
Unrealized depreciation	(31,987,158)

Net unrealized depreciation	$(31,037,920)

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (27.5%)
Consumer Discretionary (2.7%)
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,492,790
2,990,000	Comcast Corp., 5.85%, 11/15/15	2,568,804
2,802,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	2,766,908

		6,828,502

Consumer Staples (1.7%)
106,000	General Mills, Inc., Series E, 2.59% (a), 11/4/78, Callable 11/4/28 @ 105, MTN	104,838
1,660,000	Starbucks Corp., 6.25%, 8/15/17	1,458,541
3,000,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	2,701,017

		4,264,396

Energy (3.0%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	1,726,902
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	1,919,774
1,750,000	Kinder Morgan Energy Partners LP, 7.13%, 3/15/12	1,676,127
2,625,000	Smith International, Inc., 6.00%, 6/15/16	2,159,076

		7,481,879

Financials (11.4%)
Banking (1.4%)
368,165	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	361,333
1,500,000	US Bank NA, 6.30%, 2/4/14	1,441,062
1,980,000	Wells Fargo & Co., 5.63%, 12/11/17	1,749,734

		3,552,129

Financial Services (10.0%)
1,213,000	American Express Credit Co., 5.00%, 12/2/10	1,092,286
2,140,000	Bear Stearns Co., Inc., 5.50%, 8/15/11	2,070,458
1,225,000	Charles Schwab Corp., Series A, 6.38%, 9/1/17, MTN	1,097,213
1,000,000	CIT Group Funding Co. Canada, 4.65%, 7/1/10	691,170
546,000	General Electric Capital Corp., 2.86% (a), 12/12/08, MTN	543,712
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	1,005,539
500,000	Genworth Financial, Inc., 5.75%, 6/15/14	249,778
1,000,000	HSBC Finance Corp., 6.38%, 10/15/11	922,773
1,000,000	International Lease Finance Corp., Series P, 5.15% (a), 1/15/10, MTN	755,855
3,450,000	International Lease Finance Corp., 5.17% (a), 7/13/12	2,138,562
1,275,000	Merrill Lynch & Co., 2.85% (a), 5/8/09, MTN	1,225,717
3,700,000	Merrill Lynch & Co., Series C, 3.04% (a), 6/5/12, MTN	3,016,366
1,100,000	Merrill Lynch & Co., 5.70%, 5/2/17	864,123
1,400,000	National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	1,486,421
3,025,000	PartnerRe Finance A LLC, 6.88%, 6/1/18	1,542,006
5,000,000	Sun Life Financial, Inc., 4.46% (a), 10/6/13 (b)	4,606,010
700,000	Textron Financial Corp., 5.13%, 11/1/10	646,302
1,142,142	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	1,149,448

		25,103,739

		28,655,868

Industrials (1.9%)
2,950,000	Dominion Resources, Inc., 5.25%, 8/1/33	2,411,498
2,300,000	General Electric Co., 5.00%, 2/1/13	2,171,596

		4,583,094

Information Technology (0.2%)
625,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	568,417

Pharmaceuticals (0.3%)
872,000	Pharmacia Corp., 6.75%, 12/15/27	819,916

Technology (0.9%)
1,140,000	Science Applications International Corp., 7.13%, 7/1/32	1,151,155
1,385,000	Science Applications International Corp., 5.50%, 7/1/33	1,111,202

		2,262,357

Telecommunications (3.2%)
1,325,000	AT&T, Inc., 4.13%, 9/15/09	1,310,041
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	3,650,756
1,550,000	Harris Corp., 5.00%, 10/1/15	1,344,453
2,000,000	Harris Corp., 5.95%, 12/1/17	1,785,752

		8,091,002

Transportation (1.8%)
777,203	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	676,182
3,985,232	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	3,726,192

		4,402,374

Utilities (0.4%)
1,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	993,356

Total Corporate Bonds (Cost $79,942,212)		68,951,161

Municipal Bonds (0.6%)
Hawaii (0.6%)
1,410,000	Hawaii State GO, Series DM, 3.68%, 5/1/10	1,403,937

Total Municipal Bonds (Cost $1,410,000)		1,403,937

U.S. Government Agency Mortgage-Backed Obligations (42.2%)
Federal Home Loan Mortgage Corp. (16.5%)
2,255,876	5.50%, 4/1/21	2,250,419
2,043,339	4.50%, 8/1/33	1,858,630
2,375,767	5.00%, 5/1/34	2,252,499
4,357,048	5.50%, 3/1/35	4,254,884

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agency Mortgage-Backed Obligations, continued
Federal Home Loan Mortgage Corp., continued
1,540,972	6.00%, 4/1/36	1,539,383
5,324,909	5.00%, 6/1/36	5,043,632
5,615,914	5.83%, 12/1/36	5,617,530
5,590,465	6.00%, 12/1/36	5,584,700
2,954,886	5.50%, 1/1/37	2,832,504
2,419,202	6.50%, 5/1/37	2,453,751
7,833,842	6.50%, 8/1/38	7,945,719

		41,633,651

Federal National Mortgage Assoc. (24.9%)
1,566,635	4.50%, 6/1/14	1,572,302
2,715,584	4.50%, 3/1/19	2,594,407
748,846	4.50%, 10/1/33	681,856
2,454,831	5.00%, 1/1/34	2,331,296
691,383	5.00%, 3/1/34	656,590
3,274,524	5.07%(a), 9/1/34	3,318,751
3,034,228	5.09%(a), 10/1/34	3,048,457
2,588,790	5.50%, 2/1/35	2,534,048
6,066,174	5.50%, 2/1/35	5,937,899
2,355,865	5.00%, 4/1/35	2,234,366
2,236,119	6.00%, 4/1/35	2,239,845
8,188,000	5.50%, 7/25/35	7,890,505
1,331,415	5.00%, 8/1/35	1,261,501
3,043,978	5.00%, 8/1/35	2,884,137
3,579,536	5.50%, 10/1/35	3,501,606
2,226,501	6.00%, 12/1/35	2,227,429
1,577,152	6.50%, 6/1/36	1,599,923
1,952,369	6.00%, 10/1/36	1,952,878
2,893,254	5.50%, 12/1/36	2,778,277
5,809,569	5.57%(a), 1/1/37	5,784,640
5,178,179	6.50%, 4/1/38	5,252,130

		62,282,843

Government National Mortgage Assoc. (0.8%)
1,986,951	5.50%, 11/15/35	1,952,024

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $100,800,990)		105,868,518

U.S. Government Agencies (10.5%)
Federal Farm Credit Bank (0.4%)
1,000,000	4.90%, 11/21/12, Callable 11/21/08 @ 100	1,001,385
Federal Home Loan Bank (3.0%)
950,000	3.25%, 1/14/09	951,561
3,000,000	7.63%, 5/14/10	3,194,211
400,000	5.00%(a), 5/26/10	410,613
2,000,000	4.45%, 2/12/13, Callable 2/12/09 @ 100	2,001,180
795,000	4.88%, 11/27/13	806,781

		7,364,346

Federal Home Loan Mortgage Corp. (2.7%)
3,025,000	5.40%, 6/15/10, Callable 6/15/09 @ 100	3,075,167
1,000,000	4.13%, 7/14/11, Callable 7/14/09 @ 100, MTN	1,006,984
540,000	5.00%, 4/30/15, Callable 1/30/09 @ 100, MTN	536,424
2,000,000	5.75%, 1/23/17, Callable 1/23/09 @ 100, MTN	1,996,560
350,000	5.40%, 3/17/21, Callable 3/17/16 @ 100	346,633

		6,961,768

Shares or Principal Amount ($)
Federal National Mortgage Assoc. (2.3%)
1,350,000	5.50%, 7/9/10, Callable 1/9/09 @ 100	1,357,171
1,000,000	4.38%, 6/30/11, Callable 12/30/08 @ 100	1,002,508
625,000	4.25%, 4/24/13, Callable 4/24/09 @ 100	622,396
2,900,000	5.55%, 3/29/19, Callable 11/20/08 @ 100	2,850,604
180,000	5.50%, 5/10/27, Callable 5/10/17 @ 100	172,759

		6,005,438

Overseas Private Investment Corp. (1.2%)
3,000,000	4.11%, 12/15/13, MTN(c)	2,992,349
Small Business Administration Corp. (0.2%)
440,895	6.34%, 8/1/11	451,648
Tennessee Valley Authority (0.4%)
880,000	5.50%, 7/18/17	882,455
U.S. Department of Housing & Urban Development (0.3%)
770,000	3.44%, 8/1/11	769,742

Total U.S. Government Agencies (Cost $31,701,854)		26,429,131

U.S. Treasury Obligations (17.8%)
U.S. Treasury Bonds (1.8%)
2,850,000	7.88%, 2/15/21	3,649,114
700,000	5.50%, 8/15/28	764,641

		4,413,755

U.S. Treasury Notes (16.0%)
10,700,000	4.75%, 3/31/11	11,540,121
2,516,000	4.63%, 7/31/12	2,746,765
8,675,000	4.25%, 8/15/15	9,026,745
3,000,000	4.63%, 11/15/16	3,145,314
13,500,000	4.25%, 11/15/17	13,889,192

		40,348,137

Total U.S. Treasury Obligations (Cost $43,706,243)		44,761,892

Investment Companies (0.4%)
1,029,376	Victory Federal Money Market Fund, Investor Shares, 0.50% (d)	1,029,376

Total Investment Companies (Cost $1,029,376)		1,029,376

Total Investments (Cost $258,590,675) (e) — 99.0%		248,444,015
Other assets in excess of liabilities — 1.0%		2,442,411

NET ASSETS — 100.0%		$250,886,426

(a)	Rate periodically changes. Rate disclosed is the rate in effect on October 31, 2008.
(b)	Restricted security.
(c)	Security was fair valued using methods approved by the Board of Trustees and represents 1.2% of net assets as of October 31, 2008.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

(e)	Cost for federal income tax purposes is $258,590,675. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$2,271,252
Unrealized depreciation	(12,417,912)

Net unrealized depreciation	$(10,146,660)

GO	General Obligation
LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (97.6%)
Arizona (2.9%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00% (a), 7/1/31, 5.50% effective 7/1/13, FGIC	5,136,032
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,693,147

		6,829,179

California (1.9%)
2,000,000	California State Variable Purpose GO, 4.75%, 12/1/27, Callable 12/1/17 @ 100	1,750,840
1,275,000	California State Variable Purpose GO, 5.00%, 8/1/33, Callable 8/1/15 @ 100	1,134,342
5,000,000	Norwalk-La Mirada California Unified School District GO, CAB, Series B, 5.21% (b), 8/1/27, FSA-CR	1,588,600

		4,473,782

Colorado (0.6%)
1,700,000	Interlocken Metropolitan District GO, Series A, 5.75%, 12/15/19, Callable 12/15/09 @ 101, Insured by Radian	1,529,762

Connecticut (0.7%)
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	1,759,380

Florida (5.0%)
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,720,955
2,000,000	Hillsborough County Aviation Authority Revenue, AMT, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	1,826,220
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,127,560
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,193,903

		11,868,638

Georgia (4.2%)
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,479,726
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, MBIA	458,562
6,415,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, MBIA	7,223,611

		10,161,899

Hawaii (52.8%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	2,805,150
12,640,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	13,252,029
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	657,091
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	2,964,570
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, MBIA	3,156,150
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,062,440
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	4,826,328
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 12/15/08 @ 100, AMBAC	2,341,872
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,188,600
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,413,112
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,403,285
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,410,370
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	551,045
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,036,870
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,881,938
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,602,136
4,000,000	Hawaii State GO, Series DK, 5.00%, 5/1/17	4,220,640
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, FSA	1,123,719

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,500,000	Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,531,695
1,350,000	Hawaii State Highway Revenue, 5.38%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,414,084
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,650,099
2,000,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/10 @ 101.50, FNMA	1,649,340
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	2,958,447
2,315,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	2,075,120
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC	2,533,463
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,723,195
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	2,273,112
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	931,621
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,165,883
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,009,724
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC	935,077
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,635,446
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,334,312
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	682,944
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,551,400
5,000,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	5,030,600
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	1,943,220
2,680,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/21, Callable 7/1/17 @ 100, FSA	2,717,440
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/26, Callable 7/1/15 @ 100, MBIA	4,806,850
3,150,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/27, Callable 7/1/15 @ 100, MBIA	3,009,919
2,315,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/29, Callable 7/1/17 @ 100, FSA	2,239,554
4,115,000	Honolulu Hawaii City & County GO, Series F, 5.00%, 7/1/22, Callable 7/1/15 @ 100, FGIC	4,163,475
2,155,000	Honolulu Hawaii City & County Multifamily Revenue, AMT, 6.30%, 11/20/20, Callable 5/20/10 @ 102, FHA	2,120,369
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,379,798
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,080,580
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,302,099
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,080,580
750,000	University of Hawaii System Revenue, Series A, 5.13%, 7/15/32, Prerefunded 7/15/12 @ 100, FGIC	800,708

		126,627,499

Illinois (4.2%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,072,640
4,665,000	Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 2/1/21, FGIC	4,639,623
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89% (b), 2/1/23, FGIC	2,339,790
3,000,000	Kendall Kane & Will Counties Illinois Community Unit School District No 308 GO, 6.30% (b), 2/1/27, FSA	989,580

		10,041,633

Indiana (0.4%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, FSA	1,071,530

Kentucky (0.5%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, Second Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	1,301,187

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,053,770

Michigan (2.3%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,199,050

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Michigan, continued
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,396,560

		5,595,610

Missouri (0.9%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,079,020

New York (5.0%)
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,123,360
5,165,000	New York, New York GO, Series J, 5.00%, 6/1/21, Callable 6/1/16 @ 100	5,033,138
5,000,000	New York, New York GO, Series J, 5.00%, 6/1/24, Callable 6/1/16 @ 100	4,723,800

		11,880,298

Ohio (0.9%)
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	839,202
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	207,476
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,049,120

		2,095,798

Pennsylvania (2.9%)
6,000,000	East Stroudsburg Area School District GO, Series A, 7.75%, 9/1/27, Callable 9/1/17 @ 100, FGIC	6,983,160

Puerto Rico (1.3%)
2,010,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A, 4.66% (b), 7/1/30, FGIC	465,194
3,000,000	Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/1/26, Callable 7/1/17 @ 100	2,584,200

		3,049,394

Texas (5.0%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,382,163
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,319,603
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	1,989,280
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,422,262
10,000,000	North Texas Tollway Authority Revenue, CAB, Series D, 5.40% (b), 1/1/30, Insured by Assured Guaranty Ltd.	2,632,100
1,785,000	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Series A, 5.00%, 7/1/34, Callable 1/1/13 @ 100, FHLMC	1,335,537

		12,080,945

Washington (5.7%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,681,137
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	1,901,600
1,125,000	Skagit County Public Hospital District GO, Series A, 5.38%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,157,490
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Prerefunded 12/1/09 @ 100, MBIA	1,044,490
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,029,818
3,210,000	Washington State GO, CAB, Series 03-C, 5.19% (b), 6/1/23, MBIA	1,354,427
5,000,000	Washington State GO, CAB, Series C, 5.32% (b), 6/1/30, FGIC	1,373,550

		13,542,512

Total Municipal Bonds (Cost $236,274,501)		234,024,996

Investment Companies (1.9%)
4,504,127	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.11% (c)	4,504,127

Total Investment Companies (Cost $4,504,127)		4,504,127

Total Investments (Cost $240,778,628) (d) — 99.5%		238,529,123
Other assets in excess of liabilities — 0.5%		1,266,954

NET ASSETS — 100.0%		$239,796,077

(a)	Rate periodically changes. Rate disclosed is the rate in effect on October 31, 2008.
(b)	Rate disclosed represents the effective yield at purchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(d)	Cost for federal income tax purposes is $240,778,628. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$7,030,429
Unrealized depreciation	(9,279,934)

Net unrealized depreciation	$(2,249,505)

AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Insured by Federal Housing Administration
FHLMC	Insured by Federal Home Loan Mortgage Corporation
FNMA	Insured by Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
FSA-CR	Insured by Federal Security Assurance Custodial Receipts
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association
PSF-GTD	Insured by Public School Funding Guarantee
XLCA	Insured by XL Capital Assurance

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (18.5%)
Consumer Discretionary (5.6%)
1,250,000	Comcast Corp., 5.45%, 11/15/10	1,200,825
1,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	816,607
1,250,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	1,187,915
175,000	Whirlpool Corp., 5.50%, 3/1/13, MTN	162,290

		3,367,637

Consumer Staples (2.6%)
45,000	Diageo Capital PLC, 5.20%, 1/30/13	41,995
150,000	General Mills, Inc., 5.25%, 8/15/13	142,120
175,000	Kellogg Co., 4.25%, 3/6/13	161,902
225,000	Kroger Co., 5.50%, 2/1/13	207,545
165,000	Kroger Co., 5.00%, 4/15/13	148,921
250,000	PepsiCo, Inc., 5.15%, 5/15/12	245,501
160,000	Sysco Corp., 4.20%, 2/12/13	156,474
150,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	145,919
300,000	Walgreen Co., 4.88%, 8/1/13	293,399

		1,543,776

Electrical Utility (0.8%)
500,000	Exelon Generation Co., LLC, 6.95%, 6/15/11	474,965

Financials (5.8%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	117,285
300,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13, MTN	272,636
500,000	Citigroup, Inc., 5.50%, 4/11/13	457,802
300,000	Citigroup, Inc., 6.50%, 8/19/13	284,673
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	931,860
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	502,769
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	83,079
255,000	Genworth Financial, Inc., 5.23%, 5/16/09	206,586
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	39,943
175,000	Merrill Lynch & Co., Series C, 4.61% (a), 5/20/09, MTN	169,769
500,000	Morgan Stanley, 5.63%, 1/9/12	435,448

		3,501,850

Health Care (0.3%)
200,000	Johnson & Johnson, 5.15%, 8/15/12	208,129

Industrials (0.5%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	122,044
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	154,767

		276,811

Information Technology (0.5%)
325,000	Hewlett-Packard Co., 4.50%, 3/1/13	302,613

Real Estate Investment Trust (1.6%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	935,744

Telecommunications (0.3%)
215,000	Verizon Communications, Inc., 4.35%, 2/15/13	191,718

Transportation (0.5%)
325,000	United Parcel Service, Inc., 4.50%, 1/15/13	316,920

Total Corporate Bonds (Cost $12,120,897)		11,120,163

U.S. Government Agency Mortgage-Backed Obligations (26.6%)
Federal Home Loan Mortgage Corp. (17.7%)
506,198	5.00%, 1/1/19	498,401
1,001,366	4.50%, 4/1/19	960,438
867,498	4.50%, 12/1/19	828,787
753,979	6.00%, 6/1/21	759,214
1,298,451	5.15%(a), 11/1/35	1,272,554
1,278,641	6.50%, 9/1/36	1,297,101
2,947,269	6.50%, 8/1/38	2,989,360
1,998,074	6.00%, 9/1/38	1,996,013

		10,601,868

Federal National Mortgage Assoc. (8.9%)
487,566	5.00%, 5/1/19	479,141
1,313,571	6.50%, 6/1/36	1,332,536
3,556,578	5.47%(a), 4/1/37	3,577,967

		5,389,644

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,051,265)		15,991,512

U.S. Government Agencies (13.9%)
Federal Home Loan Bank (13.4%)
1,500,000	3.75%, 8/18/09	1,510,434
1,000,000	5.00%, 11/3/09	1,018,495
875,000	5.00%, 3/12/10	895,583
1,000,000	4.88%, 5/14/10	1,024,006
750,000	4.13%, 8/13/10	761,300
200,000	5.25%, 6/10/11	209,296
1,000,000	4.88%, 11/18/11	1,038,605
550,000	4.75%, 3/5/12	568,283
1,000,000	5.13%, 8/14/13	1,033,122

		8,059,124

Federal Home Loan Mortgage Corp. (0.5%)
300,000	3.50%, 5/29/13	291,893

Total U.S. Government Agencies (Cost $8,276,582)		8,351,017

U.S. Treasury Obligations (26.7%)
U.S. Treasury Notes (26.7%)
20,000	3.00%, 2/15/09	20,130
850,000	3.13%, 4/15/09	858,235
530,000	3.88%, 5/15/09	537,702

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
695,000	4.88%, 5/15/09	708,683
500,000	4.88%, 6/30/09	511,993
1,500,000	3.63%, 7/15/09	1,524,844
500,000	2.13%, 1/31/10	504,141
600,000	2.13%, 4/30/10	606,844
2,300,000	3.88%, 5/15/10	2,388,946
158,000	3.63%, 6/15/10	163,814
3,200,000	4.63%, 2/29/12	3,475,750
400,000	2.50%, 3/31/13	399,969
3,700,000	3.38%, 6/30/13	3,811,869
465,000	4.13%, 5/15/15	484,690

		15,997,610

Total U.S. Treasury Obligations (Cost $15,771,608)		15,997,610

Investment Companies (0.0%)
5,636	Dreyfus Cash Management, Institutional Shares, 2.74% (b)	5,636

Total Investment Companies (Cost $5,636)		5,636

Total Investments (Cost $52,225,988) (c) — 85.7%		51,465,938
Other assets in excess of liabilities — 14.3%		8,597,421

NET ASSETS — 100.0%		$60,063,359

(a)	Rate periodically changes. Rate disclosed is the rate in effect on October 31, 2008.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(c)	Cost for federal income tax purposes is $52,225,988. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$427,126
Unrealized depreciation	(1,187,176)

Net unrealized depreciation	$(760,050)

LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (98.6%)
Arizona (1.0%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	457,850

Florida (1.7%)
755,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, Unrefunded Portion	764,921
25,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, ETM	26,362

		791,283

Guam (4.9%)
860,000	Guam Economic Development Authority, Capital Appreciation, CAB, Series A, 5.00%, 5/15/09	875,076
1,350,000	Guam Economic Development Authority, Capital Appreciation, CAB, Series B, 5.40%, 5/15/15	1,468,125

		2,343,201

Hawaii (54.8%)
2,000,000	City & County of Honolulu, Hawaii Waste Water, 5.25%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,033,820
520,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	545,178
1,580,000	Hawaii County GO, Series A, 5.00%, 7/15/10, AMBAC	1,638,934
1,000,000	Hawaii County GO, Series A, 5.38%, 5/15/13, Prerefunded 5/15/09 @ 101, FSA	1,030,210
705,000	Hawaii County GO, Series B, 5.00%, 7/15/09	719,594
805,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	843,978
1,000,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, ETM, FSA-CR	1,015,660
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,055,490
1,550,000	Hawaii State GO, Series CV, 5.50%, 8/1/10, FGIC	1,622,633
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,066,230
3,700,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	3,778,440
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	765,218
500,000	Hawaii State Highway Revenue, 6.00%, 7/1/09	513,375
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	989,516
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	860,648
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,172,931
1,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,020,450
2,000,000	Honolulu Hawaii City & County GO, Series C, 5.13%, 7/1/11, Callable 7/1/09 @ 101, FGIC	2,049,700
1,000,000	Honolulu Hawaii City & County Multifamily Revenue, AMT, 6.30%, 11/20/20, Callable 5/20/10 @ 102, FHA	983,930
1,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	1,055,930
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,177,832

		25,939,697

Illinois (3.3%)
500,000	Chicago Illinois Midway Airport Revenue, Series B, 5.00%, 1/1/12, AMBAC	513,165
1,000,000	Illinois State GO, 5.25%, 8/1/10, MBIA	1,041,600

		1,554,765

Kansas (1.0%)
450,000	Wyandotte County Kansas City Unified Government Utility System Revenue, 5.13%, 9/1/13, Callable 3/1/09 @ 101, MBIA	456,601

Michigan (1.6%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	760,702

Minnesota (3.3%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,552,050

New Jersey (2.1%)
1,000,000	New Jersey State Certificate of Participation, 5.00%, 6/15/09	1,018,110

New York (6.5%)
1,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17, Mandatory Put 7/1/09 @ 100	987,910
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,060,310
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,011,740

		3,059,960

Oklahoma (4.2%)
625,000	McClain County Oklahoma Economic Development Authority Educational Facilities Lease Revenue, Newcastle Public Schools Project, 5.00%, 9/1/10	640,488

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

October 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Oklahoma, continued
1,345,000	Tulsa Oklahoma Industrial Authority Educational Facilities Revenue, Series B, 5.00%, 12/1/14, Callable 12/1/08 @ 101	1,357,952

		1,998,440

Pennsylvania (2.3%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,089,771

Puerto Rico (6.1%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,354,872
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	536,135
1,000,000	University Puerto Rico University Revenue, Series P, 5.00%, 6/1/12	1,008,740

		2,899,747

Tennessee (3.6%)
480,000	Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 9/1/32, Prerefunded 9/1/12 @ 101	524,342
1,135,000	Wilson County Tennessee GO, 5.00%, 4/1/12, MBIA	1,197,017

		1,721,359

Washington (2.2%)
1,000,000	Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/1/14, Callable 10/1/11 @ 100, MBIA	1,047,190

Total Investments (Cost $46,588,386) (a) — 98.6%		46,690,726
Other assets in excess of liabilities — 1.4%		639,406

NET ASSETS — 100.0%		$47,330,132

(a)	Cost for federal income tax purposes is $46,588,386. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$425,660
Unrealized depreciation	(323,320)

Net unrealized appreciation	$102,340

AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Insured by Federal Housing Administration
FSA	Insured by Federal Security Assurance
FSA-CR	Insured by Federal Security Assurance Custodial Receipts
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Association

See accompanying notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

October 31, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (48.4%)
Federal Home Loan Bank (48.4%)
3,145,000	5.00%, 2/20/09	3,168,858
2,290,000	2.37%, 3/3/09	2,274,009
3,825,000	5.25%, 8/5/09	3,894,164
1,825,000	5.00%, 9/18/09	1,854,753
7,865,000	4.25%, 11/20/09	7,952,419
2,500,000	4.38%, 3/17/10	2,538,465
1,985,000	4.85%, 2/4/11	2,049,318
4,000,000	4.63%, 2/18/11	4,115,792
4,000,000	5.25%, 6/10/11	4,185,912
2,000,000	5.60%, 6/28/11	2,103,902
400,000	5.38%, 8/19/11	419,120

		34,556,712

Total U.S. Government Agencies (Cost $33,824,275)		34,556,712

U.S. Treasury Obligations (49.5%)
U.S. Treasury Bills (4.2%)
3,000,000	2.46%(a), 6/4/09	2,980,032
U.S. Treasury Notes (45.3%)
1,000,000	4.38%, 11/15/08	1,001,307
3,800,000	4.88%, 5/15/09	3,874,814
2,875,000	4.88%, 6/30/09	2,943,957
3,800,000	4.88%, 8/15/09	3,903,314
1,300,000	3.13%, 11/30/09	1,322,954
2,800,000	2.00%, 2/28/10	2,819,253
3,800,000	2.13%, 4/30/10	3,843,347
1,500,000	2.63%, 5/31/10	1,527,657
200,000	4.13%, 8/15/10	209,734
4,865,000	2.38%, 8/31/10	4,942,538
2,850,000	2.00%, 9/30/10	2,877,389
2,800,000	4.88%, 7/31/11	3,037,782

		32,304,046

Total U.S. Treasury Obligations (Cost $34,912,202)		35,284,078

Investment Companies (1.1%)
789,999	American Performance U.S. Treasury Fund, Administrative Class, 0.01% (b)	789,999

Total Investment Companies (Cost $789,999)		789,999

Total Investments (Cost $69,526,476) (c)—99.0%		70,630,789
Other assets in excess of liabilities — 1.0%		680,160

NET ASSETS — 100.0%		$71,310,949

(a)	Rate disclosed represents the effective yield at purchase.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2008.
(c)	Cost for federal income tax purposes is $69,526,476. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$1,104,313
Unrealized depreciation	—

Net unrealized appreciation	$1,104,313

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

October 31, 2008

(Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Pacific Capital Funds (the “Trust”) in the preparation of its schedules of portfolio investments. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Trust presently offers shares of 12 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees (the “Board”). Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board determines in accordance with Trust procedure, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Effective August 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2008:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
New Asia Growth Fund	$220,860	$—	$54,813,031	$—	$—	$—	$55,033,891	$—
International Stock Fund	$20,873,675	$—	$73,102,171	$—	$—	$—	$93,975,846	$—
Small Cap Fund	$207,915,984	$(16,588)	$4,223,414	$—	$—	$—	$212,139,398	$(16,588)
Mid-Cap Fund	$37,686,995	$—	$—	$—	$—	$—	$37,686,995	$—
Growth Stock Fund	$95,953,544	$—	$—	$—	$—	$—	$95,953,544	$—
Growth and Income Fund	$84,428,944	$—	$—	$—	$—	$—	$84,428,944	$—
Value Fund	$80,312,733	$—	$—	$—	$—	$—	$80,312,733	$—
High Grade Core Fixed Income Fund	$1,029,377	$—	$247,414,638	$—	$—	$—	$248,444,015	$—
Tax-Free Securities Fund	$4,504,127	$—	$234,024,996	$—	$—	$—	$238,529,123	$—
High Grade Short Intermediate Fixed Income Fund	$5,636	$—	$51,460,302	$—	$—	$—	$51,465,938	$—
Tax-Free Short Intermediate Securities Fund	$—	$—	$46,690,726	$—	$—	$—	$46,690,726	$—
U.S. Government Short Fixed Income Fund	$789,999	$—	$69,840,790	$—	$—	$—	$70,630,789	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, which are valued at the unrealized appreciation / (depreciation) on the investments.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

Foreign Currency Contracts:

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract term of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The New Asia Growth Fund and International Stock Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market values of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin”, and are recorded by the Fund as unrealized gains or losses. Daily variation margin calls could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet a margin call, it might need to sell assets at a time when such sales are disadvantageous. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At October 31, 2008, the International Stock Fund and High Grade Core Fixed Income Fund held restricted securities representing 0.2% and 1.8% of net assets, respectively. The restricted securities held as of October 31, 2008 are identified below:

Issue Description	Acquisition Date	Shares or Principal ($)	Cost ($)	Value ($)
International Stock Fund:
Evraz Group SA, GDR	*	9,461	295,820	145,700
High Grade Core Fixed Income Fund:
Sun Life Financial, Inc., 4.46%, 10/6/13	9/5/08	5,000,000	4,476,350	4,606,010

*	Purchased on various dates beginning 4/25/06.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Risks

The New Asia Growth Fund and International Stock Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities Fund’s and Tax-Free Short Intermediate Securities Fund’s concentration of investments in securities of issuers located in Hawaii may subject each Fund to the effects of economic developments and government policies within Hawaii.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date 12/19/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date 12/19/08

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date 12/19/08

*	Print the name and title of each signing officer under his or her signature.